Schedule of Investments (unaudited)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$109,263
Total Asset-Backed Securities — 0.0% (Cost: $108,761)		109,263
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	10	7,442
5.40%, 10/01/48	4	3,575
		11,017
Aerospace & Defense — 1.2%
Airbus SE, 3.95%, 04/10/47(a)	40	31,746
BAE Systems Holdings, Inc., 4.75%, 10/07/44(a)	100	90,246
BAE Systems PLC
3.00%, 09/15/50(a)	50	32,998
5.80%, 10/11/41(a)	60	61,865
Boeing Co.(The)
3.38%, 06/15/46	50	34,937
3.50%, 03/01/39	40	32,420
3.55%, 03/01/38	45	37,585
3.63%, 03/01/48	35	24,984
3.65%, 03/01/47	30	21,646
3.75%, 02/01/50	125	91,472
3.83%, 03/01/59	20	13,839
3.85%, 11/01/48	35	25,843
3.90%, 05/01/49	95	70,657
3.95%, 08/01/59	90	64,488
5.71%, 05/01/40	275	280,269
5.81%, 05/01/50	510	505,415
5.88%, 02/15/40	50	51,251
5.93%, 05/01/60	315	311,817
6.63%, 02/15/38	40	43,854
6.86%, 05/01/54	230	259,780
6.88%, 03/15/39	50	55,953
7.01%, 05/01/64	140	159,650
Embraer Netherlands Finance BV, 5.40%, 01/09/38	100	96,034
General Dynamics Corp.
2.85%, 06/01/41	25	18,589
3.60%, 11/15/42	41	32,780
4.25%, 04/01/40	95	85,340
4.25%, 04/01/50	70	59,073
General Electric Co.
4.50%, 03/11/44	50	44,422
5.88%, 01/14/38	75	80,003
6.88%, 01/10/39	60	69,422
Honeywell Aerospace, Inc.
5.62%, 03/16/46(a)	155	154,548
5.73%, 03/16/56(a)	245	245,080
5.85%, 03/16/66(a)	185	186,279
Howmet Aerospace, Inc., 5.95%, 02/01/37	85	90,338
L3Harris Technologies, Inc.
5.05%, 04/27/45	55	51,380
5.50%, 08/15/54	55	53,131
5.60%, 07/31/53	50	49,030
6.15%, 12/15/40	50	52,789
Lockheed Martin Corp.
2.80%, 06/15/50	125	78,849
3.80%, 03/01/45	115	91,318
4.07%, 12/15/42	155	131,423
Security	Par (000)	Value
Aerospace & Defense (continued)
4.09%, 09/15/52	$147	$115,418
4.15%, 06/15/53	115	90,977
4.30%, 06/15/62	65	50,832
4.70%, 05/15/46	147	130,674
5.20%, 02/15/55(b)	80	74,860
5.20%, 02/15/64	10	9,197
5.70%, 11/15/54	75	75,190
5.72%, 06/01/40	50	52,678
5.90%, 11/15/63	55	56,490
Series B, 6.15%, 09/01/36	50	54,452
Northrop Grumman Corp.
3.85%, 04/15/45	70	55,281
4.03%, 10/15/47	193	153,519
4.75%, 06/01/43	108	98,224
4.95%, 03/15/53	100	89,271
5.05%, 11/15/40	40	38,731
5.15%, 05/01/40	60	58,708
5.20%, 06/01/54(b)	110	102,129
5.25%, 05/01/50	100	93,705
RTX Corp.
2.82%, 09/01/51	90	55,739
3.03%, 03/15/52	105	67,557
3.13%, 07/01/50	115	76,381
3.75%, 11/01/46	125	95,604
4.05%, 05/04/47	55	43,810
4.15%, 05/15/45	51	41,978
4.35%, 04/15/47	105	87,512
4.45%, 11/16/38	55	50,936
4.50%, 06/01/42	345	308,090
4.63%, 11/16/48	180	155,153
4.70%, 12/15/41	55	50,661
4.80%, 12/15/43	55	49,599
4.88%, 10/15/40	36	34,179
5.38%, 02/27/53	125	118,644
5.70%, 04/15/40	30	30,771
6.05%, 06/01/36	65	69,832
6.13%, 07/15/38	65	69,916
6.40%, 03/15/54	175	191,201
		6,970,442
Agriculture — 0.5%
Altria Group, Inc.
3.40%, 02/04/41	150	114,313
3.70%, 02/04/51	135	93,771
3.88%, 09/16/46	125	93,010
4.00%, 02/04/61	95	66,935
4.25%, 08/09/42	68	55,795
4.45%, 05/06/50	55	43,433
4.50%, 05/02/43	60	50,389
5.38%, 01/31/44	180	168,076
5.80%, 02/14/39	190	192,733
5.95%, 02/14/49	205	201,829
Archer-Daniels-Midland Co.
2.70%, 09/15/51	75	45,758
3.75%, 09/15/47	35	26,673
4.02%, 04/16/43	35	28,915
4.50%, 03/15/49	60	51,352
4.54%, 03/26/42	32	28,645
BAT Capital Corp.
4.39%, 08/15/37	240	219,585
4.54%, 08/15/47	202	166,230
4.76%, 09/06/49	105	88,258

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.28%, 04/02/50	$55	$49,420
5.65%, 03/16/52	70	65,833
6.25%, 08/15/55	60	61,304
7.08%, 08/02/43	85	94,585
7.08%, 08/02/53	95	106,658
Cargill, Inc.
3.13%, 05/25/51(a)	75	49,769
3.88%, 05/23/49(a)	40	30,879
4.38%, 04/22/52(a)	40	32,723
4.76%, 11/23/45(a)	50	44,632
5.38%, 10/23/55(a)	65	61,921
Philip Morris International, Inc.
3.88%, 08/21/42	74	60,416
4.13%, 03/04/43	90	75,328
4.25%, 11/10/44	120	100,555
4.38%, 11/15/41	67	58,692
4.50%, 03/20/42	55	48,425
4.88%, 11/15/43	70	63,678
6.38%, 05/16/38	100	109,549
Reynolds American, Inc.
5.85%, 08/15/45	225	220,735
6.15%, 09/15/43	60	60,771
7.25%, 06/15/37	61	69,627
		3,201,200
Airlines — 0.0%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	25	24,261
United Airlines Pass-Through Trust, Series AA, 5.45%, 08/15/38	9	9,604
		33,865
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	90	71,613
3.38%, 11/01/46	40	28,950
3.38%, 03/27/50	150	105,935
3.63%, 05/01/43	50	39,236
3.88%, 11/01/45	90	71,358
VF Corp., 6.45%, 11/01/37	30	28,698
		345,790
Auto Manufacturers — 0.2%
Cummins, Inc.
2.60%, 09/01/50	75	45,178
4.88%, 10/01/43	66	62,192
5.45%, 02/20/54	70	68,451
Ford Motor Co.
4.75%, 01/15/43	200	159,267
5.29%, 12/08/46	120	100,187
7.40%, 11/01/46	25	26,639
General Motors Co.
5.15%, 04/01/38	95	90,492
5.20%, 04/01/45	105	93,134
5.40%, 04/01/48(b)	80	71,858
5.95%, 04/01/49(b)	85	81,692
6.25%, 10/02/43	138	138,712
6.75%, 04/01/46	70	73,830
		1,011,632
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	165	101,639
4.15%, 05/01/52	110	81,822
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner, Inc., 4.38%, 03/15/45(b)	$61	$50,621
Lear Corp.
3.55%, 01/15/52	35	23,718
5.25%, 05/15/49	65	58,953
		316,753
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	479	347,572
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	90	56,415
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)(c)	195	126,003
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	355	274,506
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	130	101,801
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	153	133,721
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	515	406,640
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	210	192,072
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	266	219,190
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	195	165,920
4.88%, 04/01/44	55	50,951
5.00%, 01/21/44	200	187,879
5.88%, 02/07/42	145	149,983
6.11%, 01/29/37	120	126,580
7.75%, 05/14/38	175	209,273
Series L, 4.75%, 04/21/45	65	57,227
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	85	60,342
Bank of America N.A., 6.00%, 10/15/36	85	90,014
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	200	149,564
3.81%, 03/10/42, (1-year CMT + 1.70%)(c)	10	7,885
4.95%, 01/10/47	185	165,022
5.25%, 08/17/45	200	187,423
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	80	79,715
BNP Paribas SA, 2.82%, 01/26/41(a)	50	35,175
BPCE SA, 6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(c)	250	243,605
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	105	76,075
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	105	91,177
4.65%, 07/30/45	112	98,863
4.75%, 05/18/46	195	166,136
5.30%, 05/06/44	100	93,983
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	137	134,547
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	180	176,356
5.88%, 01/30/42	100	102,867
6.68%, 09/13/43	105	113,965
8.13%, 07/15/39	186	232,631
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	153,317
3.74%, 09/12/39(a)	200	164,505
3.90%, 07/12/47(a)	155	123,553
Cooperatieve Rabobank UA
5.25%, 05/24/41	105	103,338
5.25%, 08/04/45	250	231,523
5.75%, 12/01/43	45	44,321

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 8.25%, 03/01/38	$77	$93,297
Goldman Sachs Group, Inc.(The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	140	100,978
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	145	109,244
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	220	168,051
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	235	206,148
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	146	131,692
4.75%, 10/21/45	185	163,273
4.80%, 07/08/44	191	171,079
5.15%, 05/22/45	240	219,152
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	370	356,989
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	205	199,167
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	240	236,690
6.25%, 02/01/41	235	249,741
6.75%, 10/01/37	513	561,023
HSBC Holdings PLC
5.25%, 03/14/44	190	180,231
6.10%, 01/14/42	130	137,918
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	290	310,158
6.50%, 09/15/37	245	261,446
6.80%, 06/01/38	100	108,792
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(a)(c)	80	68,868
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(c)	110	129,980
7.80%, 11/28/53(a)	180	216,424
Series XR, 4.70%, 09/23/49(a)	10	8,265
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	132	93,565
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	150	116,062
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	176	117,466
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	205	156,279
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	340	235,024
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	247	218,254
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	145	113,312
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	325	257,595
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	120	95,790
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	190	157,671
4.85%, 02/01/44	115	105,938
4.95%, 06/01/45	145	133,267
5.40%, 01/06/42	125	124,025
5.50%, 10/15/40	136	138,865
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	210	208,558
5.60%, 07/15/41	180	183,159
5.63%, 08/16/43	120	120,517
6.40%, 05/15/38	235	259,620
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	175	106,112
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(c)	30	22,060
4.34%, 01/09/48	220	179,151
5.30%, 12/01/45	200	186,084
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	$200	$170,161
4.15%, 03/07/39	111	100,459
4.29%, 07/26/38	80	74,497
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	210	130,920
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	200	152,645
3.97%, 07/22/38(c)	195	171,487
4.30%, 01/27/45	255	215,437
4.38%, 01/22/47	215	180,306
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	102	94,249
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	275	266,336
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	106	104,101
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	270	273,790
6.38%, 07/24/42	217	236,411
Regions Financial Corp., 7.38%, 12/10/37	15	16,996
Societe Generale SA
3.63%, 03/01/41(a)	200	145,860
4.03%, 01/21/43, (1-year CMT + 1.90%)(a)(c)	40	30,169
5.63%, 11/24/45(a)	20	18,599
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(c)	100	104,127
7.37%, 01/10/53(a)	90	96,178
Standard Chartered PLC
5.30%, 01/09/43(a)	20	18,501
5.70%, 03/26/44(a)	200	193,992
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	200	137,453
2.93%, 09/17/41	40	28,870
3.05%, 01/14/42	50	37,351
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	180	176,993
5.80%, 07/08/46, (1-day SOFR + 1.78%)(c)	20	19,685
5.84%, 07/09/44	95	95,303
6.18%, 07/13/43	40	42,399
UBS AG/London, 4.50%, 06/26/48	165	142,137
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(c)	210	156,625
4.88%, 05/15/45	225	204,107
5.20%, 08/10/37, (1-day SOFR + 1.34%)(a)(c)	200	196,947
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(c)	200	191,002
5.53%, 05/06/47, (1-day SOFR + 1.49%)(a)(c)	40	38,666
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	310	235,319
3.90%, 05/01/45	200	158,389
4.40%, 06/14/46	195	158,313
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	305	256,833
4.65%, 11/04/44	125	105,938
4.75%, 12/07/46	190	161,321
4.90%, 11/17/45	193	168,978
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	475	425,391
5.38%, 11/02/43	186	175,161
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	215	206,393
5.61%, 01/15/44	230	222,156
5.95%, 12/01/86	55	56,091
Wells Fargo Bank NA, 6.60%, 01/15/38	250	274,120
Westpac Banking Corp.
2.96%, 11/16/40	80	59,155
3.13%, 11/18/41	50	36,936

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.42%, 07/24/39	$85	$76,234
		20,688,102
Beverages — 0.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	835	763,174
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	10	8,241
4.63%, 02/01/44	45	39,992
4.90%, 02/01/46	145	131,593
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	40	32,211
4.38%, 04/15/38	70	65,420
4.44%, 10/06/48	166	140,638
4.50%, 06/01/50	45	40,217
4.60%, 04/15/48	46	39,640
4.75%, 04/15/58	45	38,745
4.95%, 01/15/42	175	164,796
5.45%, 01/23/39	185	188,567
5.55%, 01/23/49	385	378,778
5.80%, 01/23/59	195	198,545
8.00%, 11/15/39	35	43,672
8.20%, 01/15/39	130	163,846
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)	100	95,915
Brown-Forman Corp.
4.00%, 04/15/38	50	43,936
4.50%, 07/15/45	47	39,796
Coca-Cola Co.(The)
2.50%, 06/01/40	131	96,151
2.50%, 03/15/51	155	92,218
2.60%, 06/01/50	90	55,272
2.75%, 06/01/60	125	72,479
2.88%, 05/05/41	85	64,560
3.00%, 03/05/51	160	106,252
4.20%, 03/25/50	60	49,575
5.20%, 01/14/55	95	90,517
5.30%, 05/13/54	105	101,450
5.40%, 05/13/64	130	125,007
Constellation Brands, Inc.
3.75%, 05/01/50	50	36,548
4.10%, 02/15/48	50	38,914
4.50%, 05/09/47	45	37,223
5.25%, 11/15/48	50	45,821
Diageo Capital PLC
3.88%, 04/29/43	40	32,127
5.88%, 09/30/36	70	74,293
Diageo Investment Corp., 4.25%, 05/11/42	47	40,335
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	150	107,816
4.38%, 05/10/43	15	12,990
Heineken NV
4.00%, 10/01/42(a)	25	20,690
4.35%, 03/29/47(a)	75	62,344
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	55	35,893
3.80%, 05/01/50	55	39,050
4.42%, 12/15/46	50	40,216
4.50%, 11/15/45	60	49,570
4.50%, 04/15/52	95	75,644
5.09%, 05/25/48	50	43,929
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)	25	26,048
Security	Par (000)	Value
Beverages (continued)
Molson Coors Beverage Co.
4.20%, 07/15/46	$169	$135,114
5.00%, 05/01/42	85	77,927
PepsiCo, Inc.
2.63%, 10/21/41	95	67,984
2.75%, 10/21/51	85	52,602
2.88%, 10/15/49	35	22,743
3.38%, 07/29/49	42	29,898
3.45%, 10/06/46	110	81,716
3.50%, 03/19/40	35	29,071
3.60%, 08/13/42	20	16,009
3.63%, 03/19/50	94	69,762
3.88%, 03/19/60	45	33,364
4.00%, 03/05/42	70	59,575
4.00%, 05/02/47	60	48,254
4.20%, 07/18/52	65	52,737
4.25%, 10/22/44	20	17,054
4.45%, 04/14/46	100	86,906
4.65%, 02/15/53	45	39,398
4.88%, 11/01/40	60	57,607
5.25%, 07/17/54	75	72,146
5.50%, 01/15/40	20	20,544
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	40	23,638
Pernod Ricard SA, 5.50%, 01/15/42(a)	10	9,666
		5,394,369
Biotechnology — 0.8%
Amgen, Inc.
2.77%, 09/01/53	112	66,495
2.80%, 08/15/41	70	50,731
3.00%, 01/15/52	90	58,375
3.15%, 02/21/40	175	136,105
3.38%, 02/21/50	170	120,054
4.20%, 02/22/52	65	50,883
4.40%, 05/01/45	180	152,525
4.40%, 02/22/62	100	77,900
4.56%, 06/15/48	145	122,584
4.66%, 06/15/51	325	275,377
4.88%, 03/01/53	110	95,517
4.95%, 10/01/41	86	80,055
5.15%, 11/15/41	101	96,001
5.50%, 02/19/46	70	67,690
5.60%, 03/02/43	210	208,294
5.65%, 06/15/42	60	59,623
5.65%, 03/02/53	380	369,337
5.65%, 02/19/56	35	34,054
5.75%, 03/02/63	235	227,982
6.38%, 06/01/37	62	67,594
6.40%, 02/01/39	35	37,730
Baxalta, Inc., 5.25%, 06/23/45	5	4,663
Biogen, Inc.
3.15%, 05/01/50	160	103,453
3.25%, 02/15/51	54	35,248
5.20%, 09/15/45	110	101,398
6.45%, 05/15/55	50	53,112
CSL Finance PLC
4.63%, 04/27/42(a)	30	26,443
4.75%, 04/27/52(a)	100	84,966
4.95%, 04/27/62(a)	60	50,784
5.42%, 04/03/54(a)	80	74,966

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.
2.60%, 10/01/40	$80	$58,275
2.80%, 10/01/50	155	97,840
4.00%, 09/01/36	95	87,350
4.15%, 03/01/47	130	106,410
4.50%, 02/01/45	175	152,466
4.75%, 03/01/46	220	197,332
4.80%, 04/01/44	170	154,945
5.50%, 11/15/54	80	78,128
5.55%, 10/15/53	100	98,376
5.60%, 11/15/64	80	78,396
5.65%, 12/01/41	110	112,236
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	70	42,550
Royalty Pharma PLC
3.30%, 09/02/40	115	89,090
3.35%, 09/02/51	50	33,322
3.55%, 09/02/50	105	73,156
5.90%, 09/02/54	35	34,572
5.95%, 09/25/55	50	49,761
		4,534,144
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40	145	116,097
3.58%, 04/05/50	173	125,896
6.20%, 03/15/54	31	33,045
CRH America Finance, Inc.
4.50%, 04/04/48(a)	85	71,235
5.60%, 02/09/56	65	63,374
CRH America, Inc., 5.13%, 05/18/45(a)	100	92,002
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	55	43,953
Johnson Controls International PLC
4.50%, 02/15/47	70	59,467
4.63%, 07/02/44	35	30,757
4.95%, 07/02/64(e)	23	19,873
Martin Marietta Materials, Inc.
3.20%, 07/15/51	105	69,649
4.25%, 12/15/47	75	60,849
5.50%, 12/01/54	55	52,770
Masco Corp.
3.13%, 02/15/51	35	22,638
4.50%, 05/15/47	47	38,928
Owens Corning
4.30%, 07/15/47	73	59,002
4.40%, 01/30/48	50	40,973
5.95%, 06/15/54(b)	55	55,206
7.00%, 12/01/36	30	33,720
Trane Technologies Financing Ltd.
4.50%, 03/21/49	35	29,872
4.65%, 11/01/44	25	22,291
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	35	28,874
5.75%, 06/15/43	60	61,833
Vulcan Materials Co.
4.50%, 06/15/47	80	67,947
4.70%, 03/01/48	50	43,524
5.70%, 12/01/54	60	59,208
		1,402,983
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	75	55,448
Security	Par (000)	Value
Chemicals (continued)
2.80%, 05/15/50	$105	$65,619
Ashland, Inc., 6.88%, 05/15/43	30	29,830
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	107,561
CF Industries, Inc.
4.95%, 06/01/43	82	74,446
5.38%, 03/15/44	75	70,904
Dow Chemical Co.(The)
3.60%, 11/15/50	125	83,222
4.38%, 11/15/42	112	90,716
4.63%, 10/01/44	55	44,976
4.80%, 05/15/49	80	64,083
5.25%, 11/15/41	75	67,874
5.55%, 11/30/48	70	62,284
5.60%, 02/15/54	50	44,421
5.95%, 03/15/55	60	55,883
6.90%, 05/15/53(b)	85	89,195
9.40%, 05/15/39	53	68,641
DuPont de Nemours, Inc.
5.32%, 11/15/38	86	84,843
5.42%, 11/15/48	46	43,432
Eastman Chemical Co.
4.65%, 10/15/44	89	75,902
4.80%, 09/01/42	60	53,157
Ecolab, Inc.
2.13%, 08/15/50	55	29,780
2.70%, 12/15/51	95	57,868
2.75%, 08/18/55	87	51,679
3.95%, 12/01/47	65	51,605
5.50%, 12/08/41	15	15,123
FMC Corp.
4.50%, 10/01/49(b)	60	37,498
6.38%, 05/18/53(b)	35	27,238
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	60	62,361
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(a)	42	31,796
3.47%, 12/01/50(a)	60	41,185
4.38%, 06/01/47	55	44,341
5.00%, 09/26/48	45	39,686
Linde, Inc./CT
2.00%, 08/10/50	20	10,721
3.55%, 11/07/42	90	71,870
LYB International Finance BV
4.88%, 03/15/44	98	82,863
5.25%, 07/15/43	75	66,316
LYB International Finance III LLC
3.38%, 10/01/40	50	36,968
3.63%, 04/01/51	105	69,392
3.80%, 10/01/60	40	25,488
4.20%, 10/15/49	100	73,328
4.20%, 05/01/50	95	69,420
LyondellBasell Industries NV, 4.63%, 02/26/55	66	51,016
Methanex Corp., 5.65%, 12/01/44	30	27,380
Mosaic Co.(The)
4.88%, 11/15/41	50	44,576
5.63%, 11/15/43	50	47,373
Nutrien Ltd.
3.95%, 05/13/50	65	48,785
4.90%, 06/01/43	55	49,489
5.00%, 04/01/49	40	35,654
5.25%, 01/15/45	50	46,700
5.63%, 12/01/40	51	50,567

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.80%, 03/27/53	$85	$84,226
5.88%, 12/01/36	30	31,143
6.13%, 01/15/41	25	26,273
OCP SA, 5.13%, 06/23/51(f)	200	160,009
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	160,154
RPM International, Inc.
4.25%, 01/15/48	40	32,066
5.25%, 06/01/45	35	32,545
Sherwin-Williams Co.(The)
2.90%, 03/15/52	50	30,717
3.30%, 05/15/50	55	36,972
3.80%, 08/15/49	50	37,383
4.00%, 12/15/42	30	24,226
4.50%, 06/01/47	125	105,022
4.55%, 08/01/45	35	29,822
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	137,678
Westlake Corp.
2.88%, 08/15/41	35	24,037
3.13%, 08/15/51	80	49,172
4.38%, 11/15/47	60	46,732
5.00%, 08/15/46	71	61,140
6.38%, 11/15/55	40	39,966
		3,879,786
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	40	29,942
Brown University, Series A, 2.92%, 09/01/50	5	3,279
California Endowment (The), Series 2021, 2.50%, 04/01/51	50	28,717
California Institute of Technology
3.65%, 09/01/2119	15	9,410
4.32%, 08/01/45	80	69,148
4.70%, 11/01/2111	50	39,375
Case Western Reserve University, 5.41%, 06/01/2122	30	27,035
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	185,933
6.85%, 07/02/37(a)	200	216,874
Duke University
Series 2020, 2.68%, 10/01/44	35	25,698
Series 2020, 2.76%, 10/01/50	45	28,709
Series 2020, 2.83%, 10/01/55	65	40,576
Emory University, Series 2020, 2.97%, 09/01/50	45	29,762
ERAC USA Finance LLC
4.20%, 11/01/46(a)	50	40,681
4.50%, 02/15/45(a)	35	29,944
5.40%, 05/01/53(a)	85	80,619
5.63%, 03/15/42(a)	35	34,646
7.00%, 10/15/37(a)	140	159,027
Ford Foundation (The), Series 2020, 2.42%, 06/01/50	45	26,614
George Washington University(The)
4.87%, 09/15/45	60	54,532
Series 2014, 4.30%, 09/15/44	60	50,622
Series 2018, 4.13%, 09/15/48	40	32,212
Georgetown University(The)
Series 20A, 2.94%, 04/01/50	60	38,462
Series A, 5.22%, 10/01/2118	10	8,699
Series B, 4.32%, 04/01/49	66	54,258
Global Payments, Inc.
4.15%, 08/15/49	50	36,549
5.95%, 08/15/52(b)	65	61,583
Security	Par (000)	Value
Commercial Services (continued)
Howard University, 5.21%, 10/01/52	$35	$28,944
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	48,144
Series A, 2.81%, 01/01/60	35	20,269
Leland Stanford Junior University(The)
2.41%, 06/01/50	40	23,797
3.65%, 05/01/48	75	58,243
Massachusetts Institute of Technology
3.07%, 04/01/52	50	33,368
3.89%, 07/01/2116	15	10,277
3.96%, 07/01/38	30	27,401
4.68%, 07/01/2114	35	28,869
5.60%, 07/01/2111	65	63,621
5.62%, 06/01/55	10	10,177
Series F, 2.99%, 07/01/50	95	63,457
Series G, 2.29%, 07/01/51	60	34,077
Mobility Global, Inc., 6.05%, 06/15/36(a)	50	50,878
Moody's Corp.
2.75%, 08/19/41	50	35,588
3.10%, 11/29/61	25	14,865
3.25%, 05/20/50	20	13,364
3.75%, 02/25/52	55	40,127
4.88%, 12/17/48	35	30,940
5.25%, 07/15/44	56	52,851
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	3,875
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	45	29,562
Northwestern University
4.64%, 12/01/44	45	42,095
Series 2017, 3.66%, 12/01/57	30	21,718
Series 2020, 2.64%, 12/01/50	65	40,131
PayPal Holdings, Inc.
3.25%, 06/01/50	85	55,526
5.05%, 06/01/52	95	81,991
5.25%, 06/01/62	35	30,537
5.50%, 06/01/54	40	36,582
President and Fellows of Harvard College
2.52%, 10/15/50	75	45,507
3.15%, 07/15/46	55	39,952
3.30%, 07/15/56	45	30,651
3.75%, 11/15/52	5	3,813
4.88%, 10/15/40	30	29,473
6.50%, 01/15/39(a)	40	44,594
Quanta Services, Inc., 3.05%, 10/01/41	75	55,457
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	90	54,273
S&P Global, Inc.
2.30%, 08/15/60	40	19,756
3.25%, 12/01/49	46	31,685
3.70%, 03/01/52	85	62,923
3.90%, 03/01/62	50	36,263
Thomas Jefferson University, 3.85%, 11/01/57	30	21,383
TR Finance LLC
5.65%, 11/23/43	20	19,604
5.85%, 04/15/40	40	40,126
Trustees of Boston College, 3.13%, 07/01/52	55	37,357
Trustees of Princeton University(The)
4.20%, 03/01/52	10	8,204
5.70%, 03/01/39	60	63,333
Series 2020, 2.52%, 07/01/50	110	67,747

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119	$40	$24,800
4.67%, 09/01/2112	15	12,132
Series 2020, 2.40%, 10/01/50	65	38,072
University of Chicago(The)
4.00%, 10/01/53	90	70,872
Series 20B, 2.76%, 04/01/45	25	19,616
Series C, 2.55%, 04/01/50	25	16,136
University of Miami, 4.06%, 04/01/52	5	3,890
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	60	45,922
Series 2017, 3.39%, 02/15/48	56	41,190
University of Southern California
2.81%, 10/01/50	50	31,482
3.03%, 10/01/39	85	69,107
4.98%, 10/01/53	5	4,579
5.25%, 10/01/2111	30	27,104
Series 2017, 3.84%, 10/01/47	90	71,203
Series 21A, 2.95%, 10/01/51	35	22,669
Series A, 3.23%, 10/01/2120	30	16,765
Verisk Analytics, Inc.
3.63%, 05/15/50	35	24,747
5.50%, 06/15/45	30	28,441
Washington University(The)
3.52%, 04/15/54	35	25,220
4.35%, 04/15/2122	10	7,519
William Marsh Rice University, 3.57%, 05/15/45	50	39,221
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	5	2,967
Yale University, Series 2020, 2.40%, 04/15/50	43	25,586
		3,855,521
Computers — 0.8%
Apple, Inc.
2.38%, 02/08/41	150	106,634
2.40%, 08/20/50	160	93,332
2.55%, 08/20/60	145	78,893
2.65%, 05/11/50	183	113,279
2.65%, 02/08/51	215	131,706
2.70%, 08/05/51	210	129,636
2.80%, 02/08/61	130	75,195
2.85%, 08/05/61	140	81,565
2.95%, 09/11/49	125	82,777
3.45%, 02/09/45	225	173,129
3.75%, 09/12/47	130	101,394
3.75%, 11/13/47	135	105,254
3.85%, 05/04/43	255	212,553
3.85%, 08/04/46	230	183,969
3.95%, 08/08/52	140	109,371
4.10%, 08/08/62	75	57,918
4.25%, 02/09/47	120	101,366
4.38%, 05/13/45	230	201,690
4.45%, 05/06/44	125	111,444
4.65%, 02/23/46	260	234,606
4.85%, 05/10/53	145	134,547
Crane NXT Co.
4.20%, 03/15/48	35	22,316
6.55%, 11/15/36	22	22,339
Dell International LLC/EMC Corp.
3.38%, 12/15/41	70	53,713
3.45%, 12/15/51	60	41,975
8.10%, 07/15/36	89	106,825
8.35%, 07/15/46	55	69,759
Security	Par (000)	Value
Computers (continued)
Dell, Inc., 6.50%, 04/15/38	$35	$37,887
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	130	119,814
6.35%, 10/15/45	135	138,171
HP, Inc., 6.00%, 09/15/41	75	76,924
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	120	112,169
5.30%, 02/05/54	155	140,091
International Business Machines Corp.
2.85%, 05/15/40	100	73,357
2.95%, 05/15/50	115	71,720
3.43%, 02/09/52	100	66,844
4.00%, 06/20/42	85	69,961
4.15%, 05/15/39	175	153,214
4.25%, 05/15/49	165	129,441
4.70%, 02/19/46	100	86,195
4.90%, 07/27/52	100	85,447
5.60%, 11/30/39	65	66,570
5.70%, 02/10/55	100	95,997
5.80%, 02/03/56	100	97,594
7.13%, 12/01/96	15	17,179
Kyndryl Holdings, Inc., 4.10%, 10/15/41	40	28,835
		4,604,595
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	50	38,640
4.00%, 08/15/45	45	37,905
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	85	56,117
4.15%, 03/15/47	50	39,779
4.38%, 06/15/45	45	37,454
5.15%, 05/15/53	35	31,501
6.00%, 05/15/37	35	37,241
Haleon U.S. Capital LLC, 4.00%, 03/24/52	100	77,564
Kenvue, Inc.
5.05%, 03/22/53	135	123,213
5.10%, 03/22/43	65	62,106
5.20%, 03/22/63	80	72,393
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	25,284
Procter & Gamble Co.(The)
3.50%, 10/25/47	45	34,083
3.55%, 03/25/40	50	42,643
3.60%, 03/25/50	25	19,109
5.55%, 03/05/37	85	90,285
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	70	42,957
		868,274
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
3.75%, 05/15/46	55	42,952
4.20%, 05/15/47	40	33,006
4.60%, 06/15/45	100	89,313
		165,271
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	137,159
American Express Co., 4.05%, 12/03/42	140	117,874
Apollo Global Management, Inc., 5.80%, 05/21/54	85	81,947
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	25	17,096
Ares Management Corp., 5.60%, 10/11/54	105	95,298

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	$65	$38,897
2.85%, 08/05/51(a)	75	45,231
3.20%, 01/30/52(a)	60	38,930
3.50%, 09/10/49(a)	20	13,829
4.00%, 10/02/47(a)	35	26,898
4.45%, 07/15/45(a)	45	37,188
5.00%, 06/15/44(a)	60	54,199
Blue Owl Finance LLC, 4.13%, 10/07/51(b)	30	20,635
Brookfield Asset Management Ltd., 6.08%, 09/15/55	65	65,635
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	50	33,924
Brookfield Finance, Inc.
3.50%, 03/30/51	75	51,348
3.63%, 02/15/52	50	34,702
4.70%, 09/20/47	98	83,409
5.97%, 03/04/54	100	99,109
CI Financial Corp., 4.10%, 06/15/51	25	16,815
CME Group, Inc.
4.15%, 06/15/48	65	54,250
5.30%, 09/15/43	102	101,235
FMR LLC
6.45%, 11/15/39(a)	5	5,403
6.50%, 12/14/40(a)	15	16,316
Franklin Resources, Inc., 2.95%, 08/12/51	40	24,985
Intercontinental Exchange, Inc.
2.65%, 09/15/40	40	29,207
3.00%, 06/15/50	157	102,812
3.00%, 09/15/60	150	88,550
4.25%, 09/21/48	100	82,699
4.95%, 06/15/52	160	144,983
5.20%, 06/15/62	120	109,674
Invesco Finance PLC, 5.38%, 11/30/43	30	28,640
Jefferies Financial Group, Inc., 6.50%, 01/20/43	35	35,252
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)	50	46,950
Legg Mason, Inc., 5.63%, 01/15/44	90	88,654
Mastercard, Inc.
2.95%, 03/15/51	55	35,648
3.65%, 06/01/49	100	74,737
3.80%, 11/21/46	65	50,957
3.85%, 03/26/50	145	112,438
3.95%, 02/26/48	35	27,666
Nasdaq, Inc.
2.50%, 12/21/40	80	56,429
3.25%, 04/28/50	60	40,640
3.95%, 03/07/52	40	30,004
5.95%, 08/15/53	90	91,476
6.10%, 06/28/63	40	41,023
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	60	51,164
Raymond James Financial, Inc.
3.75%, 04/01/51	90	65,157
4.95%, 07/15/46	110	98,641
5.65%, 09/11/55	20	19,317
Visa, Inc.
2.00%, 08/15/50(b)	150	80,082
2.70%, 04/15/40	97	73,645
3.65%, 09/15/47	60	46,107
4.30%, 12/14/45	325	279,938
Voya Financial, Inc.
4.80%, 06/15/46	35	30,545
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 07/15/43	$40	$39,286
Western Union Co. (The), 6.20%, 11/17/36(b)	40	41,610
		3,456,243
Electric — 5.7%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	154,958
6.50%, 10/27/36(a)	100	110,076
AEP Texas, Inc.
3.45%, 05/15/51	60	40,322
3.80%, 10/01/47	50	36,988
5.25%, 05/15/52	60	54,013
5.85%, 10/15/55	35	34,247
Series G, 4.15%, 05/01/49	30	22,913
Series H, 3.45%, 01/15/50	55	37,452
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,904
3.75%, 12/01/47	62	46,817
3.80%, 06/15/49	25	18,641
4.00%, 12/01/46	40	31,822
4.25%, 09/15/48	20	16,273
4.50%, 06/15/52	35	29,025
5.40%, 03/15/53	70	66,693
Series M, 3.65%, 04/01/50	55	40,083
Series N, 2.75%, 08/15/51	85	51,654
Alabama Power Co.
3.00%, 03/15/52	50	31,888
3.13%, 07/15/51	55	36,006
3.45%, 10/01/49	85	60,084
3.75%, 03/01/45	85	65,762
4.15%, 08/15/44	30	24,807
4.30%, 01/02/46	30	24,928
6.00%, 03/01/39	40	42,238
Series A, 4.30%, 07/15/48	27	22,126
Series B, 3.70%, 12/01/47	45	33,577
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	196	154,094
Ameren Illinois Co.
2.90%, 06/15/51	55	34,387
3.25%, 03/15/50	25	16,919
3.70%, 12/01/47	40	30,045
4.15%, 03/15/46	65	52,847
4.50%, 03/15/49	25	20,983
5.55%, 07/01/54	70	67,849
5.63%, 03/01/55	45	44,062
5.90%, 12/01/52	35	35,628
American Electric Power Co., Inc., 3.25%, 03/01/50	55	36,777
American Transmission Systems, Inc., 5.00%, 09/01/44(a)	30	27,272
Appalachian Power Co.
4.40%, 05/15/44	55	45,689
4.45%, 06/01/45	30	24,837
7.00%, 04/01/38	46	51,423
Series Y, 4.50%, 03/01/49	55	45,019
Series Z, 3.70%, 05/01/50	65	46,516
Arizona Public Service Co.
2.65%, 09/15/50	30	17,911
3.35%, 05/15/50	60	40,545
3.50%, 12/01/49	30	21,042
3.75%, 05/15/46	35	26,300
4.20%, 08/15/48	20	15,742
4.25%, 03/01/49	25	19,605
4.35%, 11/15/45	40	32,621

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/42	$31	$27,049
5.05%, 09/01/41	30	27,862
5.90%, 08/15/55	65	64,942
Avista Corp.
4.00%, 04/01/52	10	7,449
4.35%, 06/01/48	5	4,038
Baltimore Gas and Electric Co.
2.90%, 06/15/50	45	28,247
3.20%, 09/15/49	65	43,304
3.50%, 08/15/46	35	25,335
3.75%, 08/15/47	35	26,220
4.25%, 09/15/48	10	8,070
4.55%, 06/01/52	75	62,378
5.40%, 06/01/53	45	42,581
5.65%, 06/01/54	50	48,750
6.05%, 06/01/56	70	71,987
6.35%, 10/01/36	45	48,719
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	5	4,309
5.85%, 10/15/55(a)	40	39,507
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	85	52,077
3.80%, 07/15/48	65	48,605
4.25%, 10/15/50	75	59,502
4.45%, 01/15/49	78	63,960
4.50%, 02/01/45	98	83,990
4.60%, 05/01/53	75	62,438
5.15%, 11/15/43	35	33,109
5.95%, 05/15/37	45	47,654
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	39,254
3.60%, 03/01/52	45	32,251
3.95%, 03/01/48	50	39,209
4.50%, 04/01/44	64	55,713
5.30%, 04/01/53	40	37,669
Series AD, 2.90%, 07/01/50	15	9,570
Series AF, 3.35%, 04/01/51	50	34,511
Series AJ, 4.85%, 10/01/52	35	31,050
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	23	23,763
CMS Energy Corp., 4.88%, 03/01/44	50	44,033
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	143,236
Commonwealth Edison Co.
3.00%, 03/01/50	40	25,843
3.65%, 06/15/46	60	45,205
3.70%, 03/01/45	35	26,976
4.00%, 03/01/48	110	86,311
4.00%, 03/01/49	70	54,282
4.35%, 11/15/45	60	50,276
4.70%, 01/15/44	55	48,711
5.30%, 02/01/53	20	18,645
5.85%, 06/01/56	45	45,304
5.95%, 06/01/55	70	71,277
6.45%, 01/15/38	40	43,899
Series 123, 3.75%, 08/15/47	95	71,633
Series 127, 3.20%, 11/15/49	45	30,036
Series 130, 3.13%, 03/15/51	50	32,779
Series 131, 2.75%, 09/01/51	65	39,177
Series 133, 3.85%, 03/15/52	60	44,425
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	90	71,154
Security	Par (000)	Value
Electric (continued)
4.30%, 04/15/44	$30	$25,259
5.25%, 01/15/53	45	41,964
Series A, 4.15%, 06/01/45	40	32,710
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	30	19,777
3.60%, 06/15/61	60	40,312
3.70%, 11/15/59	60	41,436
3.85%, 06/15/46	105	81,139
3.95%, 03/01/43	115	93,615
4.45%, 03/15/44	115	98,799
4.50%, 12/01/45	50	42,634
4.50%, 05/15/58	70	56,479
4.63%, 12/01/54	85	70,897
5.70%, 06/15/40	20	20,426
5.70%, 05/15/54	80	79,021
5.75%, 11/15/55	35	34,622
5.90%, 11/15/53	120	121,128
6.15%, 11/15/52	60	62,650
Series 07-A, 6.30%, 08/15/37	25	27,001
Series 08-B, 6.75%, 04/01/38	55	61,886
Series 12-A, 4.20%, 03/15/42	65	55,113
Series 2017, 3.88%, 06/15/47	95	73,023
Series 20B, 3.95%, 04/01/50	75	58,354
Series A, 4.13%, 05/15/49	105	82,985
Series C, 3.00%, 12/01/60	60	35,275
Series C, 4.00%, 11/15/57	40	29,380
Series C, 4.30%, 12/01/56	45	35,193
Series E, 4.65%, 12/01/48	95	81,184
Constellation Energy Generation LLC
5.60%, 06/15/42	50	49,409
5.75%, 10/01/41	25	25,187
5.75%, 03/15/54	70	68,814
5.88%, 01/15/66	55	53,552
6.25%, 10/01/39	78	82,332
6.50%, 10/01/53	65	69,581
Consumers Energy Co.
2.65%, 08/15/52	40	23,894
3.10%, 08/15/50	81	53,533
3.25%, 08/15/46	70	49,879
3.50%, 08/01/51	50	35,570
3.75%, 02/15/50	50	37,302
3.95%, 07/15/47	10	7,826
4.05%, 05/15/48	60	47,476
4.20%, 09/01/52	65	51,598
4.35%, 04/15/49	60	49,371
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	150	153,066
Dayton Power & Light Co. (The), 3.95%, 06/15/49	10	7,520
Delmarva Power & Light Co., 4.15%, 05/15/45	25	20,417
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	65	57,780
5.10%, 06/01/65	40	35,948
5.45%, 02/01/41	35	35,031
6.05%, 01/15/38	56	59,695
6.25%, 10/15/53	55	58,956
Dominion Energy, Inc.
4.70%, 12/01/44	45	39,119
4.85%, 08/15/52	45	38,764
7.00%, 06/15/38	40	45,180
Series A, 4.60%, 03/15/49	25	20,898
Series B, 3.30%, 04/15/41	45	34,063

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.05%, 09/15/42	$45	$36,666
Series C, 4.90%, 08/01/41	75	69,011
DTE Electric Co.
2.95%, 03/01/50	75	48,602
3.70%, 03/15/45	60	46,587
3.70%, 06/01/46	35	26,514
3.75%, 08/15/47	60	45,571
3.95%, 03/01/49	75	57,972
4.30%, 07/01/44	60	50,575
5.40%, 04/01/53	25	23,858
5.85%, 05/15/55	20	20,289
Series A, 4.00%, 04/01/43	25	20,538
Series A, 4.05%, 05/15/48	55	43,451
Series B, 3.25%, 04/01/51	50	33,623
Series B, 3.65%, 03/01/52	55	39,862
Series B, 5.55%, 03/01/56	60	58,554
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	64,054
3.45%, 04/15/51	70	48,845
3.55%, 03/15/52	45	31,893
3.70%, 12/01/47	70	52,636
3.75%, 06/01/45	75	57,875
3.88%, 03/15/46	50	38,922
3.95%, 03/15/48	38	29,469
4.00%, 09/30/42	60	49,627
4.25%, 12/15/41	70	60,650
5.30%, 02/15/40	65	64,457
5.35%, 01/15/53	105	99,055
5.40%, 01/15/54	78	74,378
6.00%, 01/15/38	50	52,986
6.05%, 04/15/38	40	42,650
6.10%, 06/01/37	50	53,248
Duke Energy Corp.
3.30%, 06/15/41	95	72,050
3.50%, 06/15/51	80	54,403
3.75%, 09/01/46	145	108,270
3.95%, 08/15/47	45	34,158
4.20%, 06/15/49	70	54,524
4.80%, 12/15/45	35	30,560
5.00%, 08/15/52	125	108,546
5.70%, 09/15/55	100	95,983
5.80%, 06/15/54	50	48,547
6.10%, 09/15/53	80	81,114
Duke Energy Florida LLC
3.00%, 12/15/51	60	38,187
3.40%, 10/01/46	45	32,475
3.85%, 11/15/42	50	40,608
4.20%, 07/15/48	30	23,944
5.65%, 04/01/40	20	20,326
5.95%, 11/15/52	45	45,919
6.20%, 11/15/53	40	42,249
6.35%, 09/15/37	55	59,743
6.40%, 06/15/38	100	109,138
Duke Energy Indiana LLC
2.75%, 04/01/50	50	30,611
3.75%, 05/15/46	40	30,570
5.40%, 04/01/53	65	61,344
6.35%, 08/15/38	50	54,511
6.45%, 04/01/39	50	54,893
Series WWW, 4.90%, 07/15/43	30	27,450
Security	Par (000)	Value
Electric (continued)
Duke Energy Ohio, Inc.
5.55%, 03/15/54	$15	$14,439
5.65%, 04/01/53	55	53,490
Duke Energy Progress LLC
2.50%, 08/15/50	45	25,986
2.90%, 08/15/51	50	31,055
3.60%, 09/15/47	35	25,745
3.70%, 10/15/46	70	52,714
4.00%, 04/01/52	25	19,039
4.10%, 05/15/42	65	54,658
4.10%, 03/15/43	50	41,584
4.15%, 12/01/44	30	24,541
4.20%, 08/15/45	89	73,018
4.38%, 03/30/44	60	50,777
5.35%, 03/15/53	35	32,944
5.55%, 03/15/55	55	53,359
6.30%, 04/01/38	25	27,040
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	66,025
Electricite de France SA
4.88%, 09/21/38(a)	125	115,899
4.88%, 01/22/44(a)	140	123,415
4.95%, 10/13/45(a)	150	131,036
5.00%, 09/21/48(a)	90	77,075
5.25%, 10/13/55(a)	15	13,102
5.60%, 01/27/40(a)	100	98,472
6.00%, 04/22/64(a)	30	28,617
6.00%, 01/22/2114(a)	65	61,212
6.13%, 04/22/56(a)	100	98,540
6.25%, 04/22/66(a)	100	98,414
6.38%, 01/13/55(a)	110	111,897
6.90%, 05/23/53(a)	130	140,074
6.95%, 01/26/39(a)	140	154,859
Emera U.S. Finance LLC, Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(c)	20	20,217
Emera U.S. Finance LP, 4.75%, 06/15/46	40	33,927
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	140,920
Enel Finance International NV
4.75%, 05/25/47(a)	85	71,539
5.50%, 06/15/52(a)	155	142,133
5.75%, 09/30/55(a)	10	9,470
6.00%, 10/07/39(a)	50	50,986
6.80%, 09/15/37(a)	110	120,864
7.75%, 10/14/52(a)	75	89,629
Engie SA, 5.88%, 04/10/54(a)	5	4,925
Entergy Arkansas LLC
2.65%, 06/15/51	70	41,144
3.35%, 06/15/52	45	30,331
4.20%, 04/01/49	70	55,697
5.75%, 06/01/54	40	39,481
5.75%, 01/15/56	50	49,451
Entergy Corp.
3.75%, 06/15/50	60	43,190
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	25	24,932
Entergy Louisiana LLC
2.90%, 03/15/51	65	40,677
3.10%, 06/15/41	65	49,101
4.20%, 09/01/48	100	80,059
4.20%, 04/01/50	65	51,092
4.75%, 09/15/52	65	55,631
4.95%, 01/15/45	85	77,867
5.65%, 04/15/56	45	43,994

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/54	$70	$68,651
5.80%, 03/15/55	45	44,815
Entergy Mississippi LLC
3.50%, 06/01/51	60	41,826
3.85%, 06/01/49	39	29,253
5.80%, 04/15/55	40	39,799
5.85%, 06/01/54	45	44,711
Entergy Texas, Inc.
3.55%, 09/30/49	45	31,898
4.50%, 03/30/39	25	22,751
5.00%, 09/15/52	40	35,360
5.55%, 09/15/54	35	33,301
5.80%, 09/01/53	25	24,847
Evergy Kansas Central, Inc.
3.25%, 09/01/49	25	16,990
3.45%, 04/15/50	10	6,981
4.10%, 04/01/43	30	24,880
4.13%, 03/01/42	51	42,676
4.25%, 12/01/45	20	16,398
5.70%, 03/15/53	35	34,627
Evergy Metro, Inc.
4.20%, 06/15/47	30	24,291
4.20%, 03/15/48	25	20,028
5.30%, 10/01/41	40	39,254
Series 2019, 4.13%, 04/01/49	40	31,762
Eversource Energy, 3.45%, 01/15/50	65	45,191
Exelon Corp.
4.10%, 03/15/52	45	34,360
4.45%, 04/15/46	85	70,652
4.70%, 04/15/50	85	71,605
5.10%, 06/15/45	50	45,648
5.60%, 03/15/53	70	67,024
5.88%, 03/15/55	65	64,179
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	198	201,622
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	80	54,329
Series C, 4.85%, 07/15/47	65	56,374
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	55	46,155
5.45%, 07/15/44(a)	45	42,751
Florida Power & Light Co.
2.88%, 12/04/51	65	40,687
3.15%, 10/01/49	50	33,717
3.70%, 12/01/47	60	45,225
3.80%, 12/15/42	55	44,417
3.95%, 03/01/48	70	55,159
3.99%, 03/01/49	45	35,196
4.05%, 06/01/42	75	63,070
4.05%, 10/01/44	80	65,604
4.13%, 02/01/42	55	46,857
4.13%, 06/01/48	65	52,160
5.25%, 02/01/41	30	29,542
5.30%, 04/01/53	95	89,366
5.60%, 06/15/54	85	83,488
5.60%, 02/15/66	100	96,164
5.65%, 02/01/37	40	41,937
5.69%, 03/01/40	35	35,971
5.70%, 03/15/55	75	74,580
5.75%, 06/01/56	100	100,298
5.80%, 03/15/65	35	34,723
Security	Par (000)	Value
Electric (continued)
5.90%, 06/01/66	$100	$100,442
5.95%, 02/01/38	55	58,608
5.96%, 04/01/39	40	42,334
Georgia Power Co.
4.30%, 03/15/42	85	73,735
4.30%, 03/15/43	45	38,430
5.13%, 05/15/52	75	69,208
5.50%, 10/01/55	25	24,132
Series 10-C, 4.75%, 09/01/40	65	60,844
Series A, 3.25%, 03/15/51	70	47,401
Series B, 3.70%, 01/30/50	75	55,367
Great River Energy, 6.25%, 07/01/38(a)	69	72,507
Iberdrola International BV, 6.75%, 07/15/36	35	39,384
Idaho Power Co.
5.50%, 03/15/53	25	24,124
5.70%, 03/15/55	25	24,798
5.80%, 04/01/54	15	15,071
Series K, 4.20%, 03/01/48	20	16,102
Indiana Michigan Power Co.
3.25%, 05/01/51	20	13,285
4.25%, 08/15/48	35	28,146
5.60%, 03/15/56	85	82,560
5.63%, 04/01/53	70	68,553
Series K, 4.55%, 03/15/46	31	26,348
Series L, 3.75%, 07/01/47	25	18,695
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	5	3,976
5.70%, 04/01/54(a)	45	44,315
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	148,997
Interstate Power and Light Co.
3.50%, 09/30/49	20	14,030
3.70%, 09/15/46	20	14,896
5.45%, 09/30/54	20	18,820
5.60%, 10/01/55	30	28,841
6.25%, 07/15/39	20	21,222
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	5	4,633
Kentucky Utilities Co.
3.30%, 06/01/50	70	47,677
4.38%, 10/01/45	40	33,608
5.13%, 11/01/40	40	38,730
5.85%, 08/15/55	65	65,221
Louisville Gas and Electric Co.
4.25%, 04/01/49	40	32,090
5.85%, 08/15/55	80	80,659
Massachusetts Electric Co.
4.00%, 08/15/46(a)	50	38,591
5.87%, 02/26/54(a)	50	49,040
5.90%, 11/15/39(a)	60	61,252
MidAmerican Energy Co.
2.70%, 08/01/52	45	27,358
3.15%, 04/15/50	80	53,290
3.65%, 08/01/48	70	51,715
3.95%, 08/01/47	30	23,473
4.25%, 05/01/46	5	4,122
4.25%, 07/15/49	115	93,169
4.40%, 10/15/44	50	42,491
4.80%, 09/15/43	25	22,548
5.30%, 02/01/55	45	42,058
5.50%, 11/15/56	25	24,076

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 10/15/36	$35	$37,004
5.85%, 09/15/54	100	101,414
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	192,435
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	50,498
Series B, 3.10%, 07/30/51	25	16,277
Monongahela Power Co., 5.40%, 12/15/43(a)	60	56,965
Narragansett Electric Co. (The), 6.00%, 05/15/56(a)	50	50,828
National Rural Utilities Cooperative Finance Corp., 4.30%, 03/15/49	5	4,122
Nevada Power Co.
6.00%, 03/15/54	70	70,888
Series EE, 3.13%, 08/01/50	20	13,023
Series R, 6.75%, 07/01/37	35	38,809
New England Power Co.
2.81%, 10/06/50(a)	20	12,067
3.80%, 12/05/47(a)	50	37,369
5.94%, 11/25/52(a)	5	4,975
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	80	49,552
5.11%, 09/29/57(a)	30	27,027
5.25%, 02/28/53	120	108,908
5.55%, 03/15/54	75	70,821
5.85%, 03/01/56	50	49,115
5.90%, 03/15/55	80	79,048
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	60	37,421
4.12%, 11/28/42(a)	25	20,417
5.66%, 01/17/54(a)	75	70,934
5.78%, 09/16/52(a)	50	48,399
6.00%, 07/03/55(a)	85	84,453
Northern States Power Co.
2.60%, 06/01/51	63	38,123
2.90%, 03/01/50	85	55,403
3.20%, 04/01/52	55	37,268
3.40%, 08/15/42	76	58,930
3.60%, 09/15/47	75	55,986
4.50%, 06/01/52	60	50,183
5.10%, 05/15/53	50	45,646
5.35%, 11/01/39	35	35,004
5.40%, 03/15/54	75	71,845
5.65%, 06/15/54	35	34,551
5.65%, 05/15/55	45	44,515
Northern States Power Co./MN, 5.55%, 05/15/56	75	73,172
NSTAR Electric Co.
3.10%, 06/01/51	45	29,527
4.40%, 03/01/44	40	34,147
4.55%, 06/01/52	50	42,036
4.95%, 09/15/52	45	40,080
5.50%, 03/15/40	30	29,764
Oglethorpe Power Corp.
3.75%, 08/01/50	35	25,022
4.50%, 04/01/47	60	49,431
5.05%, 10/01/48	60	52,989
5.38%, 11/01/40	30	29,137
5.80%, 06/01/54	45	43,498
5.90%, 02/01/55	30	29,410
5.95%, 11/01/39	37	38,218
6.20%, 12/01/53	40	40,976
Ohio Edison Co., 6.88%, 07/15/36	20	22,482
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
4.00%, 06/01/49	$30	$22,645
4.15%, 04/01/48	60	46,757
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	15	11,404
4.15%, 04/01/47	15	11,997
5.60%, 04/01/53	55	52,949
5.80%, 04/01/55	25	24,856
5.90%, 04/01/56	75	75,959
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	45	26,544
3.10%, 09/15/49	90	58,954
3.70%, 05/15/50	20	14,593
3.75%, 04/01/45	70	54,010
3.80%, 09/30/47	60	45,430
3.80%, 06/01/49	65	48,285
4.10%, 11/15/48	45	35,445
4.55%, 12/01/41	55	48,925
4.60%, 06/01/52	30	24,809
4.95%, 09/15/52	95	84,109
5.25%, 09/30/40	30	29,131
5.30%, 06/01/42	40	38,430
5.35%, 10/01/52	35	32,566
5.55%, 06/15/54	65	62,667
5.80%, 04/01/55	50	50,085
5.90%, 03/15/56(a)	90	91,020
7.50%, 09/01/38	25	29,598
Pacific Gas and Electric Co.
3.30%, 08/01/40	90	67,632
3.50%, 08/01/50	215	143,413
3.75%, 08/15/42	45	33,776
3.95%, 12/01/47	105	77,051
4.00%, 12/01/46	40	29,759
4.20%, 06/01/41	70	57,474
4.25%, 03/15/46	35	27,122
4.30%, 03/15/45	95	74,571
4.45%, 04/15/42	50	41,356
4.50%, 07/01/40	165	142,395
4.60%, 06/15/43	25	20,719
4.75%, 02/15/44	95	80,316
4.95%, 07/01/50	290	243,153
5.25%, 03/01/52	75	64,692
5.90%, 10/01/54	15	14,178
6.00%, 05/01/56	65	62,373
6.10%, 10/15/55	90	87,207
6.15%, 03/01/55	60	58,750
6.70%, 04/01/53	65	67,799
6.75%, 01/15/53	160	167,834
PacifiCorp
2.90%, 06/15/52	125	74,589
3.30%, 03/15/51	50	32,491
4.10%, 02/01/42	55	44,360
4.13%, 01/15/49	80	60,720
4.15%, 02/15/50	40	30,404
5.35%, 12/01/53	120	107,598
5.50%, 05/15/54	135	123,229
5.75%, 04/01/37	50	50,597
5.80%, 01/15/55	155	147,678
6.00%, 01/15/39	50	50,849
6.10%, 08/01/36	35	36,445
6.25%, 10/15/37	60	62,918

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.35%, 07/15/38	$25	$26,224
PECO Energy Co.
2.80%, 06/15/50	35	21,619
2.85%, 09/15/51	35	21,670
3.00%, 09/15/49	40	25,957
3.70%, 09/15/47	50	37,651
3.90%, 03/01/48	100	77,101
4.15%, 10/01/44	70	57,606
4.38%, 08/15/52	10	8,133
4.60%, 05/15/52	40	33,754
5.25%, 09/15/54	30	27,785
5.65%, 09/15/55	40	39,467
5.95%, 10/01/36	15	15,990
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	162,464
6.15%, 05/21/48(f)	200	193,290
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	447,508
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	593,145
Potomac Electric Power Co.
4.15%, 03/15/43	70	58,252
5.50%, 03/15/54	50	48,078
6.50%, 11/15/37	40	43,935
PPL Electric Utilities Corp.
3.00%, 10/01/49	30	19,620
3.95%, 06/01/47	35	27,430
4.13%, 06/15/44	65	53,650
4.15%, 10/01/45	45	36,870
4.15%, 06/15/48	45	36,085
4.75%, 07/15/43	50	45,040
5.25%, 05/15/53	85	79,256
5.55%, 08/15/55	65	63,525
5.75%, 05/15/56	45	45,131
6.25%, 05/15/39	10	10,786
Progress Energy, Inc., 6.00%, 12/01/39	45	46,856
Public Service Co. of Colorado
3.60%, 09/15/42	45	35,212
3.80%, 06/15/47	20	15,299
4.05%, 09/15/49	45	34,874
4.10%, 06/15/48	35	27,535
4.30%, 03/15/44	50	41,628
4.50%, 06/01/52	55	45,196
5.25%, 04/01/53	95	87,539
5.75%, 05/15/54	60	59,274
5.85%, 05/15/55	35	35,089
6.50%, 08/01/38	25	27,392
Series 17, 6.25%, 09/01/37	36	38,788
Series 34, 3.20%, 03/01/50	65	43,561
Series 36, 2.70%, 01/15/51	60	35,679
Public Service Co. of New Hampshire
3.60%, 07/01/49	35	25,440
5.15%, 01/15/53	35	32,077
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	20	12,876
Public Service Electric and Gas Co.
2.05%, 08/01/50	35	18,484
2.70%, 05/01/50	30	18,568
3.00%, 03/01/51	40	25,922
3.15%, 01/01/50	35	23,473
Security	Par (000)	Value
Electric (continued)
3.20%, 08/01/49	$45	$30,591
3.60%, 12/01/47	55	40,811
3.80%, 03/01/46	75	58,425
3.85%, 05/01/49	50	38,295
3.95%, 05/01/42	65	53,833
5.13%, 03/15/53	50	46,001
5.30%, 08/01/54	50	47,058
5.45%, 08/01/53	50	48,101
5.45%, 03/01/54	65	62,594
5.50%, 03/01/40	15	15,089
5.80%, 05/01/37	25	26,412
Series R, 5.63%, 01/01/56	35	34,709
Puget Energy, Inc., 7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(c)	25	25,260
Puget Sound Energy, Inc.
2.89%, 09/15/51	30	18,742
3.25%, 09/15/49	45	30,458
4.22%, 06/15/48	53	42,649
4.30%, 05/20/45	30	24,786
5.45%, 06/01/53	25	23,931
5.60%, 09/15/55	65	63,127
5.64%, 04/15/41	16	15,950
5.69%, 06/15/54	40	39,472
5.76%, 10/01/39	25	25,522
5.80%, 03/15/40	25	25,448
6.27%, 03/15/37	30	32,342
RWE Finance U.S. LLC
5.88%, 09/18/55(a)	150	143,793
6.25%, 04/16/54(a)	10	10,091
San Diego Gas & Electric Co.
3.70%, 03/15/52	45	32,212
4.15%, 05/15/48	45	35,519
4.50%, 08/15/40	35	31,429
5.35%, 04/01/53	50	46,722
5.55%, 04/15/54	60	57,548
6.00%, 06/01/39	30	31,464
Series EEEE, 5.95%, 03/15/56	35	35,424
Series RRR, 3.75%, 06/01/47	35	26,276
Series TTT, 4.10%, 06/15/49	35	27,151
Series UUU, 3.32%, 04/15/50	45	30,360
Series WWW, 2.95%, 08/15/51	80	50,732
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	187,463
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	195,724
Sempra
3.80%, 02/01/38	70	59,305
4.00%, 02/01/48	45	34,136
6.00%, 10/15/39	65	66,755
Sierra Pacific Power Co., 5.90%, 03/15/54	55	55,005
Southern California Edison Co.
3.45%, 02/01/52	65	42,688
3.65%, 02/01/50	125	86,182
4.00%, 04/01/47	195	145,292
4.05%, 03/15/42	66	52,134
4.50%, 09/01/40	35	30,073
4.65%, 10/01/43	50	41,987
5.50%, 03/15/40	60	57,743
5.70%, 03/01/53	30	27,588
5.75%, 04/15/54	35	32,430
5.88%, 12/01/53	80	75,668

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.90%, 03/01/55	$40	$37,960
6.05%, 03/15/39	45	45,649
6.20%, 09/15/55	70	69,118
Series 06-E, 5.55%, 01/15/37	30	29,790
Series 08-A, 5.95%, 02/01/38	46	46,481
Series 13-A, 3.90%, 03/15/43	55	41,959
Series 20A, 2.95%, 02/01/51	90	54,078
Series B, 4.88%, 03/01/49	50	41,753
Series C, 3.60%, 02/01/45	60	42,929
Series C, 4.13%, 03/01/48	80	60,179
Series E, 5.45%, 06/01/52	35	31,114
Series H, 3.65%, 06/01/51	35	23,852
Southern Co.(The)
4.25%, 07/01/36	50	46,116
4.40%, 07/01/46	195	162,534
Southern Power Co.
5.15%, 09/15/41	70	66,796
5.25%, 07/15/43	40	37,595
Series F, 4.95%, 12/15/46	55	48,893
Southwestern Electric Power Co.
3.25%, 11/01/51(b)	80	52,413
5.90%, 04/01/56	50	49,342
6.20%, 03/15/40	50	52,049
Series J, 3.90%, 04/01/45	60	45,949
Series L, 3.85%, 02/01/48	35	25,863
Southwestern Public Service Co.
3.40%, 08/15/46	50	35,459
3.70%, 08/15/47	55	40,854
3.75%, 06/15/49	40	29,145
4.50%, 08/15/41	40	35,220
6.00%, 06/01/54	50	50,512
Series 6, 4.40%, 11/15/48	40	32,549
Series 8, 3.15%, 05/01/50	75	49,144
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	198,854
Tampa Electric Co.
3.45%, 03/15/51	29	20,272
3.63%, 06/15/50	20	14,395
4.10%, 06/15/42	10	8,337
4.30%, 06/15/48	28	22,744
4.35%, 05/15/44	24	20,196
4.45%, 06/15/49	30	24,872
5.00%, 07/15/52	20	17,939
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	169	164,407
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,891
TransAlta Corp., 6.50%, 03/15/40	30	29,671
Tri-State Generation & Transmission Association, Inc., 6.00%, 06/15/40(a)	15	15,124
Tucson Electric Power Co.
3.25%, 05/01/51	15	9,955
4.00%, 06/15/50	15	11,459
4.85%, 12/01/48	15	13,160
5.50%, 04/15/53	20	19,051
5.90%, 04/15/55	20	20,018
Union Electric Co.
2.63%, 03/15/51	75	44,391
3.25%, 10/01/49	40	27,140
3.65%, 04/15/45	50	38,071
3.90%, 09/15/42	50	40,887
3.90%, 04/01/52	35	26,378
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/48	$25	$19,552
5.13%, 03/15/55	45	40,970
5.25%, 01/15/54	40	36,807
5.30%, 08/01/37	50	50,443
5.45%, 03/15/53	65	62,033
5.55%, 03/15/56	50	48,411
8.45%, 03/15/39	26	33,358
Virginia Electric and Power Co.
2.45%, 12/15/50	140	80,098
2.95%, 11/15/51	110	68,834
3.30%, 12/01/49	75	51,117
4.00%, 01/15/43	80	65,344
4.45%, 02/15/44	80	68,635
4.60%, 12/01/48	25	21,220
5.35%, 01/15/54	70	65,776
5.55%, 08/15/54	15	14,443
5.65%, 03/15/55	25	24,509
5.70%, 08/15/53	60	59,183
5.70%, 03/15/56	125	123,105
6.35%, 11/30/37	30	32,528
8.88%, 11/15/38	55	72,177
Series A, 6.00%, 05/15/37	55	58,191
Series B, 3.80%, 09/15/47	84	64,268
Series B, 4.20%, 05/15/45	50	41,015
Series C, 4.00%, 11/15/46	75	58,709
Series C, 4.63%, 05/15/52	45	37,972
Series D, 4.65%, 08/15/43	85	74,912
Series D, 5.60%, 09/15/55	45	43,708
Wisconsin Electric Power Co.
4.30%, 10/15/48	30	24,589
5.05%, 10/01/54	35	31,570
5.65%, 03/15/56	60	59,094
5.70%, 12/01/36	10	10,469
Wisconsin Power and Light Co.
3.65%, 04/01/50	30	21,547
5.70%, 12/15/55	40	39,025
6.38%, 08/15/37	25	26,992
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	24,594
3.30%, 09/01/49	15	10,240
3.67%, 12/01/42	30	23,467
4.75%, 11/01/44	40	35,635
Xcel Energy, Inc.
3.50%, 12/01/49	70	49,020
6.50%, 07/01/36	40	43,314
		33,515,046
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 4.38%, 05/08/42	40	35,276
Emerson Electric Co.
2.75%, 10/15/50	45	28,184
2.80%, 12/21/51	90	56,061
5.25%, 11/15/39	55	55,627
		175,148
Electronics — 0.1%
Amphenol Corp.
5.30%, 11/15/55	140	132,545
5.38%, 11/15/54	5	4,837
Fortive Corp., 4.30%, 06/15/46	55	44,857
Honeywell International, Inc.
2.80%, 06/01/50	105	67,169

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.81%, 11/21/47	$80	$61,383
Tyco Electronics Group SA, 7.13%, 10/01/37	45	51,712
		362,503
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	64	63,742
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	172,575
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	60	42,610
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	171,559
WSP Global, Inc., 5.71%, 09/18/36(a)	65	64,719
		451,463
Entertainment — 0.1%
Discovery Global Holdings, Inc.
5.05%, 03/15/42	420	386,900
5.05%, 03/15/42	17	10,875
5.05%, 03/15/52	107	81,317
		479,092
Environmental Control — 0.1%
Republic Services, Inc.
3.05%, 03/01/50	55	36,682
5.70%, 05/15/41	40	41,324
6.20%, 03/01/40	60	65,297
Waste Connections, Inc.
2.95%, 01/15/52	85	54,132
3.05%, 04/01/50	60	39,612
Waste Management, Inc.
2.50%, 11/15/50	50	29,807
2.95%, 06/01/41	30	22,602
4.10%, 03/01/45	40	33,348
4.15%, 07/15/49	75	60,790
5.35%, 10/15/54	130	124,746
		508,340
Food — 0.9%
Campbell's Company/The
3.13%, 04/24/50	50	30,468
4.80%, 03/15/48	55	44,475
5.25%, 10/13/54	40	33,395
Conagra Brands, Inc.
5.30%, 11/01/38	98	92,042
5.40%, 11/01/48	75	65,016
Flowers Foods, Inc., 6.20%, 03/15/55	15	12,219
General Mills, Inc.
3.00%, 02/01/51	65	40,590
4.15%, 02/15/43	35	28,411
4.70%, 04/17/48(b)	30	25,338
5.40%, 06/15/40	50	48,949
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(f)	200	152,294
Hershey Co.(The)
2.65%, 06/01/50	20	12,246
3.13%, 11/15/49	66	44,396
3.38%, 08/15/46	5	3,653
Hormel Foods Corp., 3.05%, 06/03/51	60	38,743
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	164,284
Ingredion, Inc., 3.90%, 06/01/50	40	29,735
J M Smucker Co.(The)
4.38%, 03/15/45	61	50,760
6.50%, 11/15/43	70	74,504
Security	Par (000)	Value
Food (continued)
6.50%, 11/15/53(b)	$90	$97,309
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/52	100	75,678
5.63%, 03/10/37(a)	50	49,853
6.25%, 03/01/56	125	122,117
6.38%, 02/25/55	60	59,908
6.38%, 04/15/66	130	126,995
6.40%, 05/10/57(a)	50	49,694
6.50%, 12/01/52	150	151,589
7.25%, 11/15/53	85	93,058
Kellanova
4.50%, 04/01/46	60	51,474
5.75%, 05/16/54	30	29,512
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	57,580
Kraft Heinz Foods Co.
4.38%, 06/01/46	58	46,433
4.63%, 10/01/39	41	36,519
4.88%, 10/01/49	135	112,624
5.00%, 06/04/42	130	116,243
5.20%, 07/15/45	145	128,661
5.50%, 06/01/50	60	54,571
6.50%, 02/09/40	55	58,184
6.88%, 01/26/39	75	82,254
7.13%, 08/01/39(a)	70	77,311
Kroger Co.(The)
3.88%, 10/15/46	50	38,135
3.95%, 01/15/50	85	63,761
4.45%, 02/01/47	95	78,397
4.65%, 01/15/48	45	37,981
5.00%, 04/15/42	30	27,801
5.15%, 08/01/43	45	41,818
5.40%, 07/15/40	35	34,232
5.40%, 01/15/49	60	56,096
5.50%, 09/15/54	145	136,199
5.65%, 09/15/64	140	131,463
6.90%, 04/15/38	41	46,255
Mars, Inc.
2.38%, 07/16/40(a)	85	60,045
2.45%, 07/16/50(a)	45	25,936
3.88%, 04/01/39(a)	85	73,905
3.95%, 04/01/44(a)	35	28,341
3.95%, 04/01/49(a)	85	66,348
4.13%, 04/01/54(a)	53	41,453
4.20%, 04/01/59(a)	95	73,341
5.65%, 05/01/45(a)	260	257,789
5.70%, 05/01/55(a)	415	409,259
5.80%, 05/01/65(a)	85	84,429
McCormick & Co., Inc./MD, 4.20%, 08/15/47	31	24,468
Mondelez International, Inc., 2.63%, 09/04/50	110	66,132
Nestle Holdings, Inc.
2.63%, 09/14/51(a)	55	33,903
3.90%, 09/24/38(a)	150	133,655
4.00%, 09/24/48(a)	30	24,082
4.70%, 01/15/53(a)	150	133,209
Sysco Corp.
3.15%, 12/14/51	85	54,293
3.30%, 02/15/50	45	30,076
4.45%, 03/15/48	55	44,738
4.50%, 04/01/46	45	37,284
4.85%, 10/01/45	48	41,934

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/40	$35	$37,907
6.60%, 04/01/50	99	105,470
Tesco PLC, 6.15%, 11/15/37(a)	30	30,588
Tyson Foods, Inc.
4.55%, 06/02/47	75	64,129
5.10%, 09/28/48	140	128,743
5.15%, 08/15/44	45	41,932
		5,514,612
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	45	39,552
International Paper Co.
4.35%, 08/15/48	72	57,183
4.40%, 08/15/47	64	51,563
4.80%, 06/15/44	75	64,841
5.15%, 05/15/46	45	40,748
6.00%, 11/15/41	50	50,816
7.30%, 11/15/39	10	11,382
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	214,999
		531,084
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	80	49,637
3.38%, 09/15/49	60	41,807
4.13%, 10/15/44	50	41,755
4.13%, 03/15/49	65	51,798
4.15%, 01/15/43	70	59,263
4.30%, 10/01/48	65	53,179
5.00%, 12/15/54	10	8,961
5.45%, 01/15/56	35	33,665
5.50%, 06/15/41	45	44,956
5.75%, 10/15/52	65	65,040
6.20%, 11/15/53	50	53,117
Boston Gas Co.
4.49%, 02/15/42(a)	30	25,419
6.12%, 07/20/53(a)	50	49,445
Brooklyn Union Gas Co.(The)
4.27%, 03/15/48(a)	38	29,617
4.49%, 03/04/49(a)	45	35,561
4.50%, 03/10/46(a)	55	44,849
6.42%, 07/18/54(a)	70	71,924
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	35	35,857
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	70	44,619
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	55	36,824
5.82%, 04/01/41(a)	55	54,654
NiSource, Inc.
3.95%, 03/30/48	85	64,842
4.38%, 05/15/47	115	94,533
4.80%, 02/15/44	90	79,486
5.00%, 06/15/52	45	39,245
5.25%, 02/15/43	10	9,364
5.65%, 02/01/45	60	58,505
5.85%, 04/01/55	130	128,596
5.95%, 06/15/41	40	40,958
ONE Gas, Inc.
4.50%, 11/01/48	15	12,703
4.66%, 02/01/44	100	88,151
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	45	30,649
Security	Par (000)	Value
Gas (continued)
3.64%, 11/01/46	$40	$29,307
4.65%, 08/01/43	20	17,338
5.05%, 05/15/52	50	44,619
Southern California Gas Co.
3.75%, 09/15/42	35	27,803
5.13%, 11/15/40	35	33,700
5.60%, 04/01/54	50	47,997
5.75%, 06/01/53	55	53,895
5.90%, 06/01/56	50	50,076
6.00%, 06/15/55	55	55,985
6.35%, 11/15/52	65	68,893
Series UU, 4.13%, 06/01/48	45	35,153
Series VV, 4.30%, 01/15/49	60	48,164
Series WW, 3.95%, 02/15/50	45	33,940
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	35	27,046
4.40%, 06/01/43	44	37,159
4.40%, 05/30/47	65	53,876
5.88%, 03/15/41	51	52,452
Series 21A, 3.15%, 09/30/51	75	48,916
Southwest Gas Corp.
3.18%, 08/15/51	40	26,330
3.80%, 09/29/46	20	15,187
4.15%, 06/01/49	60	46,429
Spire Missouri, Inc., 3.30%, 06/01/51	10	6,738
Washington Gas Light Co.
3.65%, 09/15/49	52	37,097
Series K, 3.80%, 09/15/46	45	34,307
WGL Holdings, Inc., 4.60%, 11/01/44	15	12,025
		2,523,411
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	80	53,620
4.10%, 03/01/48	30	24,255
Stanley Black & Decker, Inc.
2.75%, 11/15/50	91	53,163
4.85%, 11/15/48	40	33,908
5.20%, 09/01/40	30	28,467
		193,413
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	179	174,745
4.75%, 03/15/38	260	250,953
4.75%, 04/15/43	30	27,503
4.90%, 11/30/46	255	233,465
5.30%, 05/27/40	70	70,460
5.50%, 03/15/56	295	287,825
5.60%, 03/15/66	260	253,103
6.00%, 04/01/39	75	80,574
6.15%, 11/30/37	38	41,421
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	37,170
5.75%, 12/06/52(a)	20	19,777
Baxter International, Inc.
3.13%, 12/01/51	70	41,396
3.50%, 08/15/46	45	30,292
Boston Scientific Corp.
4.55%, 03/01/39	50	46,809
4.70%, 03/01/49	64	56,778
7.38%, 01/15/40	35	41,282

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Danaher Corp.
2.60%, 10/01/50	$90	$54,187
2.80%, 12/10/51	100	62,021
4.38%, 09/15/45	50	42,868
DH Europe Finance II SARL
3.25%, 11/15/39	100	80,371
3.40%, 11/15/49	76	53,967
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	100	106,653
Koninklijke Philips NV
5.00%, 03/15/42	45	41,108
6.88%, 03/11/38	55	61,175
Medtronic, Inc.
4.00%, 04/01/43	10	8,343
4.63%, 03/15/45	184	164,150
Revvity, Inc., 3.63%, 03/15/51	40	28,194
Solventum Corp., 5.90%, 04/30/54	115	113,796
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	65	46,716
Stryker Corp.
2.90%, 06/15/50	70	44,865
4.10%, 04/01/43	35	29,005
4.38%, 05/15/44	25	21,184
4.63%, 03/15/46	100	87,485
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	120	87,518
4.10%, 08/15/47	86	70,797
4.89%, 10/07/37	70	68,955
5.30%, 02/01/44	40	38,750
5.40%, 08/10/43	40	39,560
5.55%, 02/12/46	35	34,687
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	35	30,192
5.75%, 11/30/39	45	45,579
		3,155,679
Health Care - Services — 2.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	18,311
Adventist Health System/West, 3.63%, 03/01/49	30	20,321
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	47	33,399
4.27%, 08/15/48	41	33,645
Series 2020, 3.01%, 06/15/50	30	19,624
Aetna, Inc.
3.88%, 08/15/47	5	3,659
4.50%, 05/15/42	55	46,756
4.75%, 03/15/44	50	42,663
6.63%, 06/15/36	81	88,210
6.75%, 12/15/37	50	54,567
AHS Hospital Corp.
5.02%, 07/01/45	45	41,592
Series 2021, 2.78%, 07/01/51	40	24,719
Allina Health System
2.90%, 11/15/51(b)	10	6,296
Series 2019, 3.89%, 04/15/49	50	37,767
Ascension Health
3.95%, 11/15/46	115	91,996
4.85%, 11/15/53	30	26,541
Series B, 3.11%, 11/15/39	80	62,699
Banner Health
2.91%, 01/01/42	25	18,200
2.91%, 01/01/51	30	18,964
Series 2020, 3.18%, 01/01/50	30	20,232
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	$5	$2,846
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	55	39,128
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	50	37,892
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,099
4.19%, 11/15/45	55	45,774
Series 2021, 2.84%, 11/15/50	85	53,435
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(b)	10	6,468
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	13,490
Children's Health System of Texas, 2.51%, 08/15/50	30	17,523
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	35	28,802
Series 2020, 2.59%, 02/01/50	40	24,156
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	35	29,946
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,190
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	30	19,223
Cigna Group(The)
3.20%, 03/15/40	50	38,971
3.40%, 03/15/50	85	58,811
3.40%, 03/15/51	165	113,089
3.88%, 10/15/47	110	83,849
4.80%, 08/15/38	204	193,141
4.80%, 07/15/46	105	92,114
4.90%, 12/15/48	300	263,492
5.60%, 02/15/54	130	125,028
6.00%, 01/15/56	75	76,137
6.13%, 11/15/41	61	63,607
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,299
Series 2018, 4.38%, 08/15/48	40	32,515
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	52	43,094
CommonSpirit Health
3.82%, 10/01/49	72	53,017
3.91%, 10/01/50	75	55,470
4.19%, 10/01/49	101	78,705
4.35%, 11/01/42	90	77,611
5.55%, 12/01/54	20	18,824
5.66%, 09/01/55	30	28,800
6.46%, 11/01/52	40	42,756
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	15	9,492
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	28,379
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	55	37,907
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	30	23,375
Dignity Health, 4.50%, 11/01/42(b)	40	34,611
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	60	47,607
Elevance Health, Inc.
3.13%, 05/15/50	105	68,524

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 03/15/51	$130	$91,691
3.70%, 09/15/49	95	68,736
4.38%, 12/01/47	83	68,080
4.55%, 03/01/48	95	79,799
4.55%, 05/15/52	50	41,081
4.63%, 05/15/42	110	97,610
4.65%, 01/15/43	50	44,163
4.65%, 08/15/44	95	82,618
5.10%, 01/15/44	56	51,700
5.13%, 02/15/53	120	107,070
5.65%, 06/15/54	100	95,886
5.70%, 02/15/55	135	130,300
5.70%, 09/15/55(b)	65	63,134
5.85%, 11/01/64	75	73,103
6.10%, 10/15/52	85	86,677
6.38%, 06/15/37	40	43,271
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	5	3,784
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	9,012
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	35	28,549
4.50%, 07/01/57	40	33,227
Series 2020, 2.68%, 09/01/41	10	7,121
Series 2020, 2.88%, 09/01/50	68	43,023
HCA, Inc.
3.50%, 07/15/51	150	100,245
4.38%, 03/15/42	65	54,785
4.63%, 03/15/52	205	164,730
5.13%, 06/15/39	35	33,165
5.25%, 06/15/49	180	160,456
5.50%, 06/15/47	155	143,779
5.70%, 11/15/55	80	75,171
5.90%, 06/01/53	95	91,450
5.95%, 09/15/54	95	92,287
6.00%, 04/01/54	155	151,472
6.10%, 04/01/64	55	54,229
6.20%, 03/01/55	130	130,369
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	110	70,436
5.88%, 06/15/54(a)	75	71,778
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	25	18,863
Humana, Inc.
3.95%, 08/15/49	55	39,592
4.63%, 12/01/42	46	38,690
4.80%, 03/15/47	45	37,197
4.95%, 10/01/44	65	56,270
5.50%, 03/15/53	80	71,482
5.75%, 04/15/54	75	69,368
6.00%, 05/01/55	35	33,555
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	40	31,646
Series 2021, 2.85%, 11/01/51	25	15,665
Inova Health System Foundation, 4.07%, 05/15/52	25	19,631
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	45	33,078
Iowa Health System, Series 2020, 3.67%, 02/15/50	35	26,180
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	45	35,347
Security	Par (000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
4.15%, 05/01/47	$129	$105,471
4.88%, 04/01/42	55	51,701
Series 2019, 3.27%, 11/01/49	105	72,539
Series 2021, 2.81%, 06/01/41	130	95,401
Series 2021, 3.00%, 06/01/51	120	77,553
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	88	78,054
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(b)	30	23,722
Series 2017, 3.77%, 07/01/48	25	19,024
Series 2020, 3.19%, 07/01/49	40	27,183
Series 2020, 3.34%, 07/01/60	55	35,517
Mayo Clinic
3.77%, 11/15/43	35	29,021
Series 2013, 4.00%, 11/15/47	25	19,905
Series 2016, 4.13%, 11/15/52	30	23,920
Series 2021, 3.20%, 11/15/61	60	37,740
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	40	32,945
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	35	25,217
Memorial Health Services, 3.45%, 11/01/49	35	24,810
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	35,535
5.00%, 07/01/42	40	38,295
Series 2015, 4.20%, 07/01/55	10	8,029
Series 2020, 2.96%, 01/01/50	50	32,525
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,144
Montefiore Obligated Group
4.29%, 09/01/50	25	17,380
Series 18-C, 5.25%, 11/01/48(b)	50	40,697
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	35	25,721
Mount Sinai Hospital(The)
Series 2019, 3.74%, 07/01/49	5	3,350
Series 2020, 3.39%, 07/01/50	10	6,287
MyMichigan Health, Series 2020, 3.41%, 06/01/50	35	24,370
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	20	17,028
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	35	24,316
2.61%, 08/01/60(b)	40	21,841
4.02%, 08/01/45	65	53,053
4.06%, 08/01/56	15	11,563
Series 2019, 3.95%, 08/01/2119	70	47,889
Northwell Healthcare, Inc.
3.81%, 11/01/49	30	21,934
3.98%, 11/01/46	50	39,200
4.26%, 11/01/47	80	65,107
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	10	6,072
Novant Health, Inc.
2.64%, 11/01/36	65	51,716
3.17%, 11/01/51	70	45,882
3.32%, 11/01/61(b)	25	15,679
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	5	3,040
NYU Langone Hospitals
4.37%, 07/01/47	70	59,846
4.78%, 07/01/44	25	22,887

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.75%, 07/01/43	$15	$15,130
Series 2020, 3.38%, 07/01/55(b)	40	27,008
OhioHealth Corp.
2.83%, 11/15/41	10	7,271
Series 2020, 3.04%, 11/15/50	50	33,274
Orlando Health Obligated Group
3.33%, 10/01/50	35	24,589
4.09%, 10/01/48	30	24,043
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	45	39,124
Series 2020, 3.22%, 11/15/50	30	19,979
Piedmont Healthcare, Inc.
2.86%, 01/01/52	55	34,084
Series 2042, 2.72%, 01/01/42	10	7,053
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	60	35,129
Series A, 3.93%, 10/01/48	35	26,532
Series I, 3.74%, 10/01/47	40	29,722
Quest Diagnostics, Inc., 4.70%, 03/30/45	30	26,637
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	35	23,328
Roche Holdings, Inc.
2.61%, 12/13/51(a)	215	130,418
4.00%, 11/28/44(a)	105	87,861
7.00%, 03/01/39(a)	120	140,013
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	35	21,455
Sentara Health, 2.93%, 11/01/51	20	12,674
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	30	18,190
Stanford Health Care
3.03%, 08/15/51	15	9,728
Series 2018, 3.80%, 11/15/48	63	48,456
Sutter Health
5.55%, 08/15/53	40	39,210
Series 2018, 4.09%, 08/15/48	26	20,753
Series 20A, 3.16%, 08/15/40	25	19,362
Series 20A, 3.36%, 08/15/50	60	41,761
Texas Health Resources
2.33%, 11/15/50	20	11,298
4.33%, 11/15/55	40	32,703
Toledo Hospital(The)
5.75%, 11/15/38	50	49,827
6.02%, 11/15/48	40	37,996
Trinity Health Corp.
4.13%, 12/01/45	50	40,861
Series 2019, 3.43%, 12/01/48	25	18,237
Series 2021, 2.63%, 12/01/40	40	28,710
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	20	18,401
UnitedHealth Group, Inc.
2.75%, 05/15/40	70	51,728
2.90%, 05/15/50	125	79,816
3.05%, 05/15/41	170	127,962
3.13%, 05/15/60	90	54,528
3.25%, 05/15/51	145	97,307
3.50%, 08/15/39	130	106,754
3.70%, 08/15/49	140	102,600
3.75%, 10/15/47	105	79,046
3.88%, 08/15/59	120	85,552
3.95%, 10/15/42	55	45,083
4.20%, 01/15/47	95	76,793
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 03/15/43	$93	$78,737
4.25%, 04/15/47	85	69,097
4.25%, 06/15/48	150	121,144
4.38%, 03/15/42	50	43,475
4.45%, 12/15/48	115	95,397
4.63%, 11/15/41	65	58,457
4.75%, 07/15/45	157	139,295
4.75%, 05/15/52	205	176,015
4.95%, 05/15/62	95	81,055
5.05%, 04/15/53	205	183,048
5.20%, 04/15/63	155	137,871
5.38%, 04/15/54	165	154,621
5.50%, 07/15/44	135	131,971
5.50%, 04/15/64	100	93,588
5.63%, 07/15/54	255	247,289
5.70%, 10/15/40	45	45,857
5.75%, 07/15/64	175	169,898
5.88%, 02/15/53	170	170,690
5.95%, 02/15/41	30	31,122
5.95%, 06/15/55	75	76,674
6.05%, 02/15/63	140	141,936
6.50%, 06/15/37	50	55,142
6.63%, 11/15/37	75	83,434
6.88%, 02/15/38	80	90,985
UPMC, 5.38%, 05/15/43	30	28,527
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	35	22,076
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	29	24,949
Series 2021, 3.07%, 03/01/51	40	25,027
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	45	26,433
		12,570,814
Holding Companies - Diversified — 0.2%
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	174,284
5.38%, 01/29/54(f)	200	180,092
JAB Holdings BV
3.75%, 05/28/51(a)	35	24,055
4.50%, 04/08/52(a)	5	3,881
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	139,000
3.70%, 11/07/49(f)	200	147,214
3.95%, 05/21/50(f)	200	153,341
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	134,973
2.75%, 08/02/61(a)	250	152,881
		1,109,721
Home Builders — 0.0%
Sekisui House U.S., Inc., 6.00%, 01/15/43	55	50,321
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	55	34,112
Whirlpool Corp.
4.50%, 06/01/46	46	28,846
4.60%, 05/15/50	50	31,618
5.15%, 03/01/43	25	17,080
		111,656

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	$40	$31,402
5.00%, 06/15/52	50	45,637
Kimberly-Clark Corp.
2.88%, 02/07/50	30	19,496
3.20%, 07/30/46	65	45,899
3.90%, 05/04/47	30	23,433
5.30%, 03/01/41	30	30,252
6.63%, 08/01/37	60	68,426
SC Johnson & Son, Inc.
4.75%, 10/15/46(a)	40	35,007
4.80%, 09/01/40(a)	50	46,577
		346,129
Housewares — 0.0%
Newell Brands, Inc., 7.50%, 04/01/46	62	54,048
Insurance — 2.1%
200 Park Funding Trust, 5.74%, 02/15/55(a)	130	127,794
Aflac, Inc.
4.00%, 10/15/46	65	51,173
4.75%, 01/15/49	80	69,494
AIA Group Ltd.
3.20%, 09/16/40(a)	225	173,734
4.50%, 03/16/46(a)	55	48,933
5.40%, 09/30/54(a)	35	33,328
Alleghany Corp.
3.25%, 08/15/51	70	46,277
4.90%, 09/15/44	40	35,895
Allstate Corp.(The)
3.85%, 08/10/49	30	22,481
4.20%, 12/15/46	75	60,469
4.50%, 06/15/43	60	51,767
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(c)	35	35,713
American Financial Group, Inc., 4.50%, 06/15/47	65	53,309
American International Group, Inc.
4.38%, 06/30/50	110	90,455
4.50%, 07/16/44	85	73,747
4.75%, 04/01/48	100	87,960
AmFam Holdings, Inc., 3.83%, 03/11/51(a)	37	25,447
Aon Corp., 6.25%, 09/30/40	35	37,572
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	65	40,059
3.90%, 02/28/52	95	70,200
Aon Global Ltd.
4.60%, 06/14/44	45	39,004
4.75%, 05/15/45	54	47,470
Aon North America, Inc., 5.75%, 03/01/54	185	181,085
Arch Capital Finance LLC, 5.03%, 12/15/46	50	45,756
Arch Capital Group Ltd., 3.64%, 06/30/50	90	65,884
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	55	51,677
Arthur J Gallagher & Co.
3.05%, 03/09/52	40	24,922
3.50%, 05/20/51	90	61,994
5.55%, 02/15/55	145	136,852
5.75%, 03/02/53	57	55,133
5.75%, 07/15/54	55	53,263
6.75%, 02/15/54	45	49,228
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(c)	30	28,697
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(b)	$45	$31,052
Athene Holding Ltd.
3.45%, 05/15/52	60	37,531
3.95%, 05/25/51	70	48,202
6.25%, 04/01/54	85	80,033
6.63%, 05/19/55	60	59,293
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	101,276
Belrose Funding Trust II, 6.79%, 05/15/55(a)	100	102,488
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	80	47,292
2.85%, 10/15/50	170	107,981
3.85%, 03/15/52	260	197,755
4.20%, 08/15/48	223	183,406
4.25%, 01/15/49	196	161,724
4.30%, 05/15/43	50	44,036
4.40%, 05/15/42	80	71,846
5.75%, 01/15/40	63	67,583
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	105	95,602
Brighthouse Financial, Inc.
3.85%, 12/22/51	40	24,172
4.70%, 06/22/47	89	64,221
Brown & Brown, Inc.
4.95%, 03/17/52	65	54,609
6.25%, 06/23/55(b)	55	55,199
Chubb INA Holdings LLC
2.85%, 12/15/51	65	40,978
3.05%, 12/15/61	95	58,047
4.15%, 03/13/43	45	38,199
4.35%, 11/03/45	140	120,336
6.00%, 05/11/37	61	65,018
Series 1, 6.50%, 05/15/38	70	78,117
Corebridge Financial, Inc.
4.35%, 04/05/42	55	46,220
4.40%, 04/05/52	120	96,607
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	65	41,497
Equitable Holdings, Inc., 5.00%, 04/20/48	73	63,905
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	90	56,083
3.50%, 10/15/50	95	64,481
4.87%, 06/01/44	45	38,884
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	49,864
6.35%, 03/22/54	50	51,808
6.50%, 05/20/55	10	10,519
Farmers Insurance Exchange
4.75%, 11/01/57(a)(c)	40	34,022
7.00%, 10/15/64, (10-year CMT + 3.86%)(a)(c)	10	10,070
Fidelity National Financial, Inc., 3.20%, 09/17/51	55	34,410
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	30,133
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	15	14,575
Grand River Funding Trust II, 7.28%, 02/15/56(a)	5	5,237
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	60	50,442
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	65	51,598
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(a)	30	19,572
4.85%, 01/24/77(a)	55	44,730
4.88%, 06/19/64(a)	45	37,934

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hartford Insurance Group, Inc.
2.90%, 09/15/51	$25	$15,678
3.60%, 08/19/49	85	61,530
4.30%, 04/15/43	35	29,530
4.40%, 03/15/48	50	41,731
5.95%, 10/15/36	30	31,732
6.10%, 10/01/41	45	47,264
Jackson Financial, Inc., 4.00%, 11/23/51	65	44,659
Liberty Mutual Group, Inc.
3.95%, 10/15/50(a)	170	125,627
3.95%, 05/15/60(a)	70	48,401
4.30%, 02/01/61(a)	75	47,682
4.85%, 08/01/44(a)(b)	10	8,633
5.50%, 06/15/52(a)	110	102,810
7.80%, 03/07/87(a)	40	44,544
Lincoln National Corp.
4.35%, 03/01/48	32	24,542
7.00%, 06/15/40	60	65,644
Loews Corp., 4.13%, 05/15/43	55	45,551
Manulife Financial Corp., 5.38%, 03/04/46	80	77,444
Markel Group, Inc.
3.45%, 05/07/52	65	43,581
4.15%, 09/17/50	51	38,807
4.30%, 11/01/47	20	15,846
5.00%, 04/05/46	40	35,548
5.00%, 05/20/49	60	52,406
6.00%, 05/16/54	55	54,927
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	40	24,858
4.20%, 03/01/48	65	52,195
4.35%, 01/30/47	65	53,682
4.75%, 03/15/39	45	42,396
4.90%, 03/15/49	100	88,846
5.35%, 11/15/44	50	48,035
5.40%, 03/15/55	155	147,228
5.45%, 03/15/53	70	66,555
5.45%, 03/15/54	60	57,248
5.70%, 09/15/53	55	54,385
6.25%, 11/01/52	50	52,882
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	40	24,136
3.38%, 04/15/50(a)	45	30,529
3.73%, 10/15/70(a)	76	49,086
4.90%, 04/01/77(a)	50	39,525
5.08%, 02/15/69(a)(c)	30	26,528
5.67%, 12/01/52(a)	90	86,945
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	32,878
MetLife, Inc.
4.05%, 03/01/45	100	81,994
4.13%, 08/13/42	91	76,426
4.60%, 05/13/46	95	83,211
4.72%, 12/15/44	40	35,327
4.88%, 11/13/43	116	106,557
5.00%, 07/15/52	110	99,234
5.25%, 01/15/54(b)	115	108,180
5.88%, 02/06/41	100	103,539
6.40%, 12/15/66	135	138,316
10.75%, 08/01/69	31	40,006
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT +2.95%)(a)(c)	35	35,406
Security	Par (000)	Value
Insurance (continued)
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)	$105	$79,465
5.30%, 11/18/44(a)	45	40,998
6.75%, 05/15/87	25	24,633
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	140	106,967
9.38%, 08/15/39(a)	75	96,693
New York Life Insurance Co.
3.75%, 05/15/50(a)	120	88,187
4.45%, 05/15/69(a)	100	76,729
6.75%, 11/15/39(a)	100	111,016
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(a)	135	93,023
3.63%, 09/30/59(a)	135	91,232
3.85%, 09/30/47(a)	114	86,944
6.06%, 03/30/40(a)	125	128,478
6.17%, 05/29/55(a)	4	4,145
Old Republic International Corp., 3.85%, 06/11/51	70	50,132
Omnis Funding Trust, 6.72%, 05/15/55(a)	100	104,297
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)	10	7,394
Pacific Life Insurance Co.
4.30%, 10/24/67(a)(c)	80	63,771
5.95%, 09/15/55(a)	40	39,634
Pacific LifeCorp
3.35%, 09/15/50(a)	80	54,238
5.13%, 01/30/43(a)	50	46,422
5.40%, 09/15/52(a)	75	70,278
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	55	36,198
Pine Street Trust II, 5.57%, 02/15/49(a)	110	102,351
Pine Street Trust III, 6.22%, 05/15/54(a)	30	30,232
Principal Financial Group, Inc.
4.30%, 11/15/46	50	41,038
4.35%, 05/15/43	46	38,875
4.63%, 09/15/42	30	26,379
5.50%, 03/15/53	85	81,268
6.05%, 10/15/36	50	53,386
Progressive Corp.(The)
3.70%, 03/15/52	70	51,372
3.95%, 03/26/50	60	46,258
4.13%, 04/15/47	87	69,989
4.20%, 03/15/48	60	48,822
4.35%, 04/25/44	40	33,775
Provident Financing Trust I, 7.41%, 03/15/38	20	20,816
Prudential Financial, Inc.
3.00%, 03/10/40	50	38,170
3.70%, 03/13/51	150	109,258
3.91%, 12/07/47	90	68,732
3.94%, 12/07/49	110	83,662
4.35%, 02/25/50	100	81,193
4.42%, 03/27/48	45	36,937
4.60%, 05/15/44	78	67,832
5.70%, 12/14/36	65	67,478
6.63%, 12/01/37	35	38,856
6.63%, 06/21/40	30	33,119
Securian Financial Group, Inc., 4.80%, 04/15/48(a)	55	46,806
Selective Insurance Group, Inc., 5.38%, 03/01/49	40	36,575
Symetra Life Insurance Co., 6.55%, 10/01/55(a)	15	15,352
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	125	83,699

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.27%, 05/15/47(a)	$190	$153,094
4.90%, 09/15/44(a)	145	129,540
6.85%, 12/16/39(a)	100	111,654
Transatlantic Holdings, Inc., 8.00%, 11/30/39	35	42,474
Travelers Companies, Inc.(The)
2.55%, 04/27/50	50	29,869
3.05%, 06/08/51	50	32,724
3.75%, 05/15/46	45	34,814
4.00%, 05/30/47	85	67,566
4.05%, 03/07/48	65	51,955
4.10%, 03/04/49	60	47,945
4.30%, 08/25/45	35	29,293
4.60%, 08/01/43	40	35,613
5.35%, 11/01/40	100	99,350
5.45%, 05/25/53	85	82,487
5.70%, 07/24/55	35	35,390
6.25%, 06/15/37	65	70,937
6.75%, 06/20/36	30	33,875
Unum Group
4.05%, 08/15/41(a)	65	52,625
4.13%, 06/15/51	30	22,500
4.50%, 12/15/49	50	40,306
5.75%, 08/15/42	60	59,430
6.00%, 06/15/54	25	24,714
W.R. Berkley Corp.
3.15%, 09/30/61	45	26,918
3.55%, 03/30/52	25	17,392
4.00%, 05/12/50	50	38,256
4.75%, 08/01/44	45	40,143
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(a)	50	33,280
5.15%, 01/15/49(a)	55	48,924
Willis North America, Inc.
3.88%, 09/15/49	55	40,987
5.05%, 09/15/48	40	35,339
5.90%, 03/05/54	75	74,392
Wynnton Funding Trust II, 5.99%, 08/15/55(a)	110	109,573
XL Group Ltd., 5.25%, 12/15/43	40	37,220
		12,699,292
Internet — 1.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	149,553
3.15%, 02/09/51	210	143,678
3.25%, 02/09/61	5	3,239
4.00%, 12/06/37	75	68,548
4.20%, 12/06/47	225	187,449
4.40%, 12/06/57	75	62,129
5.63%, 11/26/54	10	10,099
Alphabet, Inc.
1.90%, 08/15/40	135	89,842
2.05%, 08/15/50	275	147,606
2.25%, 08/15/60(b)	145	73,229
5.25%, 05/15/55	90	84,847
5.30%, 05/15/65	80	74,041
5.35%, 11/15/45	165	160,960
5.45%, 11/15/55	545	525,858
5.50%, 02/15/46	210	207,825
5.65%, 02/15/56	140	138,956
5.70%, 11/15/75	310	302,237
5.75%, 02/15/66	150	148,806
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
2.50%, 06/03/50	$265	$155,773
2.70%, 06/03/60	203	112,324
2.88%, 05/12/41	205	152,677
3.10%, 05/12/51	310	203,647
3.25%, 05/12/61	180	112,270
3.88%, 08/22/37	245	220,790
3.95%, 04/13/52	250	192,561
4.05%, 08/22/47	287	230,396
4.10%, 04/13/62	105	78,362
4.25%, 08/22/57	225	176,687
4.95%, 12/05/44	160	150,530
5.45%, 11/20/55	260	248,220
5.55%, 11/20/65	365	345,893
5.65%, 03/13/46	250	249,471
5.80%, 03/13/56	430	430,084
5.95%, 03/13/66	135	135,979
6.05%, 03/13/76	250	251,998
AppLovin Corp., 5.95%, 12/01/54	5	4,787
eBay, Inc.
3.65%, 05/10/51	90	65,540
4.00%, 07/15/42	75	60,248
Meta Platforms, Inc.
4.45%, 08/15/52	285	223,009
4.65%, 08/15/62	160	123,396
5.40%, 08/15/54	320	286,123
5.50%, 11/15/45	430	403,317
5.55%, 08/15/64	275	244,584
5.60%, 05/15/53	265	245,343
5.63%, 11/15/55	595	548,083
5.75%, 05/15/63	190	174,262
5.75%, 11/15/65	460	420,844
6.20%, 05/15/46	350	353,581
6.30%, 05/15/56	450	453,640
6.45%, 05/15/66	250	251,553
Netflix, Inc., 5.40%, 08/15/54	15	14,566
Prosus NV
3.83%, 02/08/51(f)	200	134,101
4.03%, 08/03/50(f)	200	140,523
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	140,598
3.84%, 04/22/51(f)	200	155,732
3.93%, 01/19/38(f)	200	182,063
Uber Technologies, Inc., 5.35%, 09/15/54	125	116,426
		10,768,883
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54(b)	30	31,382
6.75%, 03/01/41	45	48,962
7.00%, 10/15/39	65	72,392
Cleveland-Cliffs, Inc., 6.25%, 10/01/40	25	20,448
Nucor Corp.
2.98%, 12/15/55	84	52,235
3.85%, 04/01/52	90	68,345
6.40%, 12/01/37	70	77,750
Steel Dynamics, Inc.
3.25%, 10/15/50	55	36,587
5.75%, 05/15/55	40	39,564
U.S. Steel Corp., 6.65%, 06/01/37	30	30,635
Vale Overseas Ltd.
6.40%, 06/28/54	115	117,773

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
6.88%, 11/21/36(b)	$80	$89,529
6.88%, 11/10/39	65	72,539
Vale SA, 5.63%, 09/11/42	110	108,840
		866,981
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	20	15,944
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	90	87,159
		103,103
Lodging — 0.0%
Marriott International, Inc., 5.50%, 04/15/37	100	101,030
Marriott International, Inc./MD, 5.10%, 05/01/38	55	53,112
		154,142
Machinery — 0.2%
Caterpillar, Inc.
3.25%, 09/19/49	70	49,251
3.25%, 04/09/50	55	38,589
3.80%, 08/15/42	130	108,109
4.30%, 05/15/44	100	86,530
4.75%, 05/15/64	30	26,248
5.20%, 05/27/41	126	126,041
6.05%, 08/15/36	65	70,977
Deere & Co.
2.88%, 09/07/49	55	36,195
3.75%, 04/15/50	70	53,714
3.90%, 06/09/42	124	105,163
5.70%, 01/19/55	65	66,704
Dover Corp., 5.38%, 03/01/41	50	49,799
GE Vernova, Inc., 5.50%, 02/04/56	35	33,913
Ingersoll Rand, Inc., 5.70%, 06/15/54	30	29,649
Otis Worldwide Corp.
3.11%, 02/15/40	85	65,368
3.36%, 02/15/50	60	41,501
Rockwell Automation, Inc.
2.80%, 08/15/61	25	14,171
4.20%, 03/01/49	65	52,916
Vertiv Holdings Co.
5.65%, 03/15/46	35	34,092
5.95%, 03/15/66	35	34,496
Xylem, Inc./New York, 4.38%, 11/01/46	35	29,255
		1,152,681
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	50	34,362
3.25%, 08/26/49	90	61,851
3.63%, 10/15/47	55	40,670
3.70%, 04/15/50	40	29,545
3.88%, 06/15/44	40	32,050
4.00%, 09/14/48	115	90,454
5.70%, 03/15/37	27	28,135
Eaton Corp.
3.92%, 09/15/47	95	75,496
4.15%, 11/02/42	115	99,142
4.70%, 08/23/52	90	80,182
Illinois Tool Works, Inc.
3.90%, 09/01/42	115	96,336
4.88%, 09/15/41	66	62,717
Parker-Hannifin Corp.
4.00%, 06/14/49	80	63,579
4.10%, 03/01/47	55	44,817
4.45%, 11/21/44	55	48,121
Security	Par (000)	Value
Manufacturing (continued)
6.25%, 05/15/38	$40	$43,801
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	186,982
3.30%, 09/15/46(a)	15	10,894
4.20%, 03/16/47(a)	255	213,443
4.40%, 05/27/45(a)	60	52,062
Siemens Funding BV, 5.90%, 05/28/65(a)	15	15,422
		1,410,061
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	170	118,586
3.50%, 03/01/42	75	51,520
3.70%, 04/01/51	150	92,396
3.85%, 04/01/61	170	98,532
3.90%, 06/01/52	225	142,641
3.95%, 06/30/62	140	82,078
4.40%, 12/01/61	145	92,883
4.80%, 03/01/50	270	200,329
5.13%, 07/01/49	135	103,892
5.25%, 04/01/53(b)	150	116,743
5.38%, 04/01/38	65	57,986
5.38%, 05/01/47	245	197,538
5.50%, 04/01/63	105	80,509
5.75%, 04/01/48	233	195,935
6.48%, 10/23/45	326	300,759
6.70%, 12/01/55	65	61,601
6.83%, 10/23/55	45	42,327
Comcast Corp.
2.45%, 08/15/52	155	80,957
2.65%, 08/15/62	135	66,811
2.80%, 01/15/51	190	109,449
2.89%, 11/01/51	490	286,254
2.94%, 11/01/56	555	311,210
2.99%, 11/01/63	299	160,293
3.20%, 07/15/36	95	79,908
3.25%, 11/01/39	126	97,319
3.40%, 07/15/46	160	110,315
3.45%, 02/01/50	200	132,388
3.75%, 04/01/40	175	142,175
3.90%, 03/01/38	110	94,650
3.97%, 11/01/47	212	157,256
4.00%, 08/15/47	85	63,289
4.00%, 03/01/48	90	66,573
4.00%, 11/01/49	201	146,618
4.05%, 11/01/52	95	68,400
4.60%, 10/15/38	99	90,500
4.60%, 08/15/45	105	87,937
4.65%, 07/15/42	90	77,939
4.70%, 10/15/48	145	119,373
4.75%, 03/01/44	55	47,589
4.95%, 10/15/58	105	86,010
5.35%, 05/15/53	140	123,659
5.50%, 05/15/64	140	123,830
5.65%, 06/01/54	130	119,733
6.05%, 05/15/55(b)	70	69,077
6.45%, 03/15/37	70	75,982
6.55%, 07/01/39	40	43,307
6.95%, 08/15/37	30	33,657
Cox Communications, Inc.
2.95%, 10/01/50(a)	75	39,982

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.60%, 06/15/51(a)	$70	$42,106
4.50%, 06/30/43(a)	41	31,066
4.60%, 08/15/47(a)	35	25,308
4.70%, 12/15/42(a)	25	19,512
5.80%, 12/15/53(a)	75	62,958
5.95%, 09/01/54(a)	75	64,315
8.38%, 03/01/39(a)	40	45,039
Discovery Communications LLC, 6.35%, 06/01/40	105	93,402
Fox Corp.
5.48%, 01/25/39	130	127,782
5.58%, 01/25/49	65	61,245
Grupo Televisa SAB
5.00%, 05/13/45	50	33,759
5.25%, 05/24/49	45	30,169
6.13%, 01/31/46	65	50,081
6.63%, 01/15/40	94	81,891
NBCUniversal Media LLC
4.45%, 01/15/43	70	58,473
5.95%, 04/01/41	65	66,149
6.40%, 04/30/40	10	10,686
Paramount Global
4.38%, 03/15/43	135	85,928
4.60%, 01/15/45	55	34,700
4.85%, 07/01/42	49	33,033
4.90%, 08/15/44	55	35,838
4.95%, 05/19/50	95	60,917
5.25%, 04/01/44	30	20,207
5.85%, 09/01/43	110	81,052
5.90%, 10/15/40	25	19,169
Time Warner Cable LLC
4.50%, 09/15/42	119	89,897
5.50%, 09/01/41	80	69,045
5.88%, 11/15/40	115	103,544
6.55%, 05/01/37	140	139,790
6.75%, 06/15/39	140	138,777
7.30%, 07/01/38	140	145,750
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	70	48,048
3.70%, 12/01/42	70	55,584
4.13%, 06/01/44	96	79,461
4.38%, 08/16/41	50	44,294
Series E, 4.13%, 12/01/41	80	68,579
Walt Disney Co.(The)
2.75%, 09/01/49	135	84,325
3.50%, 05/13/40	170	139,535
3.60%, 01/13/51	290	212,233
3.80%, 05/13/60	10	7,230
4.63%, 03/23/40	50	46,792
4.70%, 03/23/50	180	158,461
4.75%, 09/15/44	70	62,862
4.75%, 11/15/46	45	39,810
4.95%, 10/15/45	65	59,552
5.40%, 10/01/43	75	73,707
6.15%, 03/01/37	31	33,713
6.15%, 02/15/41	50	53,612
6.65%, 11/15/37	125	140,772
7.75%, 12/01/45	35	43,564
		8,762,417
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	$55	$45,428
4.38%, 06/15/45	40	34,248
Valmont Industries, Inc.
5.00%, 10/01/44	55	49,908
5.25%, 10/01/54	30	27,695
		157,279
Mining — 0.6%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	168,696
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	31,413
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	10	10,821
Barrick Mining Corp., 5.25%, 04/01/42	5	4,902
Barrick North America Finance LLC
5.70%, 05/30/41	94	95,540
5.75%, 05/01/43	84	85,061
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	95	99,301
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	120	103,336
5.00%, 09/30/43	245	230,806
5.50%, 09/08/53(b)	75	73,774
5.75%, 09/05/55	55	55,847
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	137,745
4.38%, 02/05/49(f)	200	154,938
4.50%, 08/01/47(f)	200	160,079
5.63%, 10/18/43(f)	200	189,100
6.30%, 09/08/53(f)	200	201,747
6.78%, 01/13/55(f)	200	211,047
Freeport-McMoRan, Inc., 5.45%, 03/15/43	170	164,934
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	53,740
6.00%, 11/15/41(a)	40	40,889
6.90%, 11/15/37(a)	49	54,321
Glencore Funding LLC
3.38%, 09/23/51(a)	55	36,787
3.88%, 04/27/51(a)	45	33,242
5.89%, 04/04/54(a)(b)	35	34,847
6.14%, 04/01/55(a)	55	56,607
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	164,680
Newmont Corp.
4.88%, 03/15/42	67	63,034
5.45%, 06/09/44	45	43,729
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	45	36,064
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	136	83,524
5.20%, 11/02/40	105	103,319
Rio Tinto Finance USA PLC
4.13%, 08/21/42	70	59,584
4.75%, 03/22/42	55	50,690
5.13%, 03/09/53	120	111,044
5.75%, 03/14/55	175	176,810
5.88%, 03/14/65	50	51,136
Southern Copper Corp.
5.25%, 11/08/42	120	114,130
5.88%, 04/23/45	120	120,817
6.75%, 04/16/40	100	110,629
		3,778,710

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	$35	$12,288
Oil & Gas — 3.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	179,167
Aker BP ASA, 5.80%, 10/01/54(a)	5	4,709
APA Corp.
5.10%, 09/01/40	35	32,248
5.35%, 07/01/49	35	30,763
6.75%, 02/15/55	45	47,276
BP Capital Markets America, Inc.
2.77%, 11/10/50	135	83,366
2.94%, 06/04/51	205	130,314
3.00%, 02/24/50	195	127,392
3.00%, 03/17/52	120	76,684
3.06%, 06/17/41	140	105,929
3.38%, 02/08/61	145	94,002
Burlington Resources LLC, 5.95%, 10/15/36	40	42,727
Canadian Natural Resources Ltd.
4.95%, 06/01/47	75	66,832
6.25%, 03/15/38	100	106,238
6.50%, 02/15/37	40	43,230
6.75%, 02/01/39	40	43,864
Cenovus Energy, Inc.
3.75%, 02/15/52	80	57,679
5.25%, 06/15/37	32	31,143
5.40%, 06/15/47	57	52,719
6.75%, 11/15/39	53	58,501
Chevron Corp., 3.08%, 05/11/50	110	73,918
Chevron USA, Inc.
2.34%, 08/12/50	50	28,754
5.25%, 11/15/43	53	52,732
6.00%, 03/01/41	45	48,592
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	390,878
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	45,820
ConocoPhillips
4.88%, 10/01/47	35	31,052
5.90%, 05/15/38	20	21,188
ConocoPhillips Co.
3.76%, 03/15/42	85	69,123
3.80%, 03/15/52	90	66,233
4.03%, 03/15/62	130	95,053
4.30%, 11/15/44	85	71,732
5.30%, 05/15/53	65	60,725
5.50%, 01/15/55	135	129,659
5.55%, 03/15/54	95	92,045
5.65%, 01/15/65	65	62,800
5.70%, 09/15/63	55	53,516
5.95%, 03/15/46	45	46,122
6.50%, 02/01/39	155	171,604
Continental Resources, Inc./OK, 4.90%, 06/01/44	70	57,551
Coterra Energy, Inc., 5.90%, 02/15/55	75	73,810
Devon Energy Corp.
4.75%, 05/15/42	44	39,366
5.00%, 06/15/45	70	62,907
5.60%, 07/15/41	125	123,566
5.75%, 09/15/54	105	101,423
Diamondback Energy, Inc.
5.75%, 04/18/54	145	142,518
5.90%, 04/18/64	70	69,365
6.25%, 03/15/53	75	77,913
Security	Par (000)	Value
Oil & Gas (continued)
Ecopetrol SA
5.88%, 05/28/45	$200	$150,382
5.88%, 11/02/51	70	50,969
7.38%, 09/18/43	90	82,405
Eni SpA, 5.70%, 10/01/40(a)	40	39,320
EOG Resources, Inc.
4.95%, 04/15/50	95	84,951
5.65%, 12/01/54(b)	80	78,674
5.95%, 07/15/55	70	71,632
Equinor ASA
3.25%, 11/18/49	90	62,578
3.63%, 04/06/40	65	54,356
3.70%, 04/06/50	100	75,224
3.95%, 05/15/43	102	84,412
4.25%, 11/23/41	70	61,035
4.80%, 11/08/43	50	46,120
5.10%, 08/17/40	50	48,987
Exxon Mobil Corp.
3.00%, 08/16/39	75	59,608
3.10%, 08/16/49	120	81,392
3.45%, 04/15/51	275	197,166
3.57%, 03/06/45	130	101,011
4.11%, 03/01/46	225	187,552
4.23%, 03/19/40	195	176,579
4.33%, 03/19/50	275	230,140
Hess Corp.
5.60%, 02/15/41	110	112,418
5.80%, 04/01/47	55	56,088
6.00%, 01/15/40	75	79,325
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	201,100
Marathon Petroleum Corp.
4.50%, 04/01/48	55	44,386
4.75%, 09/15/44	80	69,712
5.00%, 09/15/54(b)	35	29,887
6.50%, 03/01/41	120	129,013
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	120	130,103
Murphy Oil Corp., 5.88%, 12/01/42	35	30,726
Occidental Petroleum Corp.
4.20%, 03/15/48	45	35,354
4.40%, 04/15/46	55	45,368
6.05%, 10/01/54	95	96,068
6.20%, 03/15/40	44	46,196
6.45%, 09/15/36	160	173,881
6.60%, 03/15/46	80	85,695
7.95%, 06/15/39	40	47,970
Ovintiv, Inc.
6.50%, 02/01/38	40	42,428
6.63%, 08/15/37	45	48,257
7.10%, 07/15/53	45	49,928
Pertamina Persero PT
4.18%, 01/21/50(f)	200	154,068
5.63%, 05/20/43(f)	200	189,346
6.00%, 05/03/42(f)	200	197,096
6.45%, 05/30/44(f)	200	205,887
Petrobras Global Finance BV
5.50%, 06/10/51	50	40,966
6.75%, 01/27/41	60	59,477
6.85%, 06/05/2115(b)	150	141,692
6.88%, 01/20/40(b)	90	91,405
7.25%, 03/17/44	60	62,324
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	146,154

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
5.50%, 06/27/44(b)	$120	$94,144
5.63%, 01/23/46	10	7,815
6.35%, 02/12/48	150	121,499
6.38%, 01/23/45	150	125,231
6.50%, 06/02/41	100	89,171
6.75%, 09/21/47	500	420,013
6.95%, 01/28/60	400	331,842
7.69%, 01/23/50	750	687,148
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	135,573
4.50%, 03/18/45(f)	200	178,622
4.55%, 04/21/50(f)	300	263,327
5.85%, 04/03/55(f)	200	209,953
Phillips 66
3.30%, 03/15/52	75	49,288
4.88%, 11/15/44	185	164,294
5.88%, 05/01/42	135	135,959
Phillips 66 Co.
4.68%, 02/15/45	35	29,967
4.90%, 10/01/46	80	70,043
5.50%, 03/15/55	40	37,177
5.65%, 06/15/54	60	56,744
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	149,626
Qatar Energy
3.13%, 07/12/41(f)	400	299,961
3.30%, 07/12/51(f)	400	269,051
Raizen Fuels Finance SA, 6.95%, 02/25/37(f)(g)(h)	200	114,413
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	179,076
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	261,421
3.50%, 11/24/70(f)	200	124,191
4.25%, 04/16/39(f)	200	176,825
4.38%, 04/16/49(f)	200	161,579
5.75%, 07/17/54(f)	200	189,632
5.88%, 07/17/64(f)	200	188,665
6.38%, 06/02/55(f)	200	203,841
Shell Finance U.S., Inc.
3.00%, 11/26/51(a)	105	68,076
3.13%, 11/07/49(a)	110	73,923
3.25%, 04/06/50	195	135,208
3.75%, 09/12/46	125	96,564
4.00%, 05/10/46	200	160,229
4.38%, 05/11/45	205	175,339
4.55%, 08/12/43	55	48,747
5.13%, 10/15/41(a)	25	23,994
5.50%, 03/25/40(a)	80	80,889
6.38%, 12/15/38(a)	175	192,193
Shell International Finance BV
2.88%, 11/26/41	70	51,195
3.63%, 08/21/42	60	47,525
4.00%, 05/10/46	45	36,070
4.38%, 05/11/45	40	34,055
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	175,433
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	266,628
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	143,802
Suncor Energy, Inc.
3.75%, 03/04/51	75	54,018
Security	Par (000)	Value
Oil & Gas (continued)
4.00%, 11/15/47	$79	$60,528
6.80%, 05/15/38	66	72,736
6.85%, 06/01/39	75	83,443
TotalEnergies Capital International SA
2.99%, 06/29/41	97	72,665
3.13%, 05/29/50	261	175,540
3.39%, 06/29/60	70	45,674
3.46%, 07/12/49	120	85,926
TotalEnergies Capital SA
5.28%, 09/10/54	75	70,646
5.43%, 09/10/64	115	108,315
5.49%, 04/05/54	160	155,149
5.64%, 04/05/64	95	92,181
Transocean International Ltd., 6.80%, 03/15/38	45	43,097
Valero Energy Corp.
3.65%, 12/01/51	85	59,237
4.00%, 06/01/52	50	36,830
4.90%, 03/15/45	55	48,530
6.63%, 06/15/37	135	148,863
Woodside Finance Ltd., 5.70%, 09/12/54	80	76,594
YPF SA, 7.00%, 12/15/47(f)	90	81,139
		17,548,631
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	130	125,346
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	138	110,445
5.85%, 06/15/56	155	154,623
Halliburton Co.
4.50%, 11/15/41	40	34,823
4.75%, 08/01/43	83	73,976
5.00%, 11/15/45	180	163,237
6.70%, 09/15/38	73	81,074
7.45%, 09/15/39	85	99,936
NOV, Inc., 3.95%, 12/01/42	109	87,529
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	194	213,428
		1,144,417
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	50	32,101
4.05%, 12/15/49	50	38,515
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	40	39,655
Sonoco Products Co., 5.75%, 11/01/40	50	50,232
		160,503
Pharmaceuticals — 2.9%
AbbVie, Inc.
4.05%, 11/21/39	380	334,999
4.25%, 11/21/49	510	416,946
4.40%, 11/06/42	270	237,869
4.45%, 05/14/46	231	198,432
4.63%, 10/01/42	85	76,773
4.70%, 05/14/45	270	241,174
4.75%, 03/15/45	70	62,960
4.85%, 06/15/44	90	82,533
4.88%, 11/14/48	115	103,398
5.35%, 03/15/44	70	68,392
5.40%, 03/15/54	300	288,136
5.50%, 03/15/64	130	125,137
5.55%, 03/15/56	50	49,145
5.60%, 03/15/55	60	59,296

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 03/15/66	$75	$73,766
AstraZeneca PLC
2.13%, 08/06/50	45	24,962
3.00%, 05/28/51	65	43,394
4.00%, 09/18/42	101	85,716
4.38%, 11/16/45	98	85,354
4.38%, 08/17/48	65	55,852
6.45%, 09/15/37	255	284,687
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	78	57,855
4.40%, 07/15/44(a)	140	112,111
4.63%, 06/25/38(a)	110	99,549
4.70%, 07/15/64(a)	71	54,682
4.88%, 06/25/48(a)	85	71,242
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	80	86,341
Becton Dickinson & Co., 4.67%, 06/06/47	15	13,127
Bristol-Myers Squibb Co.
2.35%, 11/13/40	95	66,441
2.55%, 11/13/50	140	82,324
3.25%, 08/01/42	65	49,198
3.55%, 03/15/42	100	79,466
3.70%, 03/15/52	215	156,768
3.90%, 03/15/62	70	50,092
4.13%, 06/15/39	205	183,063
4.25%, 10/26/49	375	304,095
4.35%, 11/15/47	90	74,980
4.50%, 03/01/44	35	30,520
4.55%, 02/20/48	130	111,269
4.63%, 05/15/44	90	79,777
5.00%, 08/15/45	85	78,845
5.50%, 02/22/44	55	54,501
5.55%, 02/22/54	245	238,574
5.65%, 02/22/64(b)	20	19,676
6.25%, 11/15/53	10	10,634
Cardinal Health, Inc.
4.37%, 06/15/47	61	50,003
4.50%, 11/15/44	35	29,465
4.60%, 03/15/43	25	21,653
4.90%, 09/15/45	35	30,987
5.75%, 11/15/54	60	59,026
Cencora, Inc.
4.25%, 03/01/45	55	45,577
4.30%, 12/15/47	55	45,318
5.65%, 02/13/56	35	34,247
CVS Health Corp.
2.70%, 08/21/40	40	28,171
4.13%, 04/01/40	75	63,729
4.25%, 04/01/50	55	42,627
4.78%, 03/25/38	460	429,323
5.05%, 03/25/48	755	662,630
5.13%, 07/20/45	295	264,904
5.30%, 12/05/43	95	88,090
5.63%, 02/21/53	125	116,879
5.88%, 06/01/53	95	91,863
6.00%, 06/01/44	75	75,309
6.00%, 06/01/63	75	72,794
6.05%, 06/01/54	90	89,522
6.13%, 09/15/39	55	56,975
6.20%, 09/15/55	105	106,585
6.25%, 09/15/65	45	45,210
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.25%, 05/15/50	$115	$65,356
2.50%, 09/15/60	85	45,840
3.70%, 03/01/45	45	35,369
3.95%, 05/15/47	40	32,051
3.95%, 03/15/49	100	79,324
4.15%, 03/15/59	55	42,854
4.88%, 02/27/53	120	108,670
4.95%, 02/27/63	85	75,622
5.00%, 02/09/54	145	133,328
5.05%, 08/14/54	125	115,646
5.10%, 02/09/64	145	131,965
5.20%, 08/14/64	70	64,737
5.50%, 02/12/55	95	94,116
5.55%, 03/15/37	45	47,376
5.55%, 10/15/55	95	94,867
5.60%, 05/20/56	195	195,576
5.60%, 02/12/65	70	68,561
5.65%, 10/15/65	95	94,552
5.70%, 05/20/66	40	40,126
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43	38	32,818
6.38%, 05/15/38	272	300,479
Johnson & Johnson
2.10%, 09/01/40	110	76,976
2.25%, 09/01/50	80	46,278
2.45%, 09/01/60	95	51,643
3.40%, 01/15/38	120	104,220
3.50%, 01/15/48	48	36,403
3.63%, 03/03/37	162	145,296
3.70%, 03/01/46	205	163,814
3.75%, 03/03/47	135	107,536
4.50%, 09/01/40	50	47,264
4.50%, 12/05/43	40	37,030
4.85%, 05/15/41	30	29,335
5.25%, 06/01/54(b)	50	49,777
5.85%, 07/15/38	75	81,480
5.95%, 08/15/37	60	66,043
Mead Johnson Nutrition Co., 4.60%, 06/01/44	50	43,463
Merck & Co., Inc.
2.35%, 06/24/40	115	81,837
2.45%, 06/24/50	145	84,641
2.75%, 12/10/51	150	91,720
2.90%, 12/10/61	140	80,947
3.60%, 09/15/42	85	67,770
3.70%, 02/10/45	195	152,756
3.90%, 03/07/39	90	79,320
4.00%, 03/07/49	145	114,725
4.15%, 05/18/43	135	114,505
4.90%, 05/17/44	45	41,647
5.00%, 05/17/53	145	131,414
5.15%, 05/17/63	85	77,023
5.50%, 03/15/46	75	74,022
5.55%, 12/04/55	105	103,195
5.70%, 09/15/55	95	95,313
5.70%, 12/04/65	100	98,662
5.75%, 05/22/46	50	50,910
5.85%, 05/22/56	35	35,904
6.55%, 09/15/37	35	39,268
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	45	47,600

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc.
5.20%, 04/15/48	$75	$61,637
5.40%, 11/29/43	40	35,091
Novartis Capital Corp.
2.75%, 08/14/50	130	82,251
3.70%, 09/21/42	65	53,167
4.00%, 11/20/45	115	95,012
4.40%, 05/06/44	180	158,248
4.70%, 09/18/54	70	61,716
5.20%, 11/05/45	55	52,901
5.30%, 11/05/55	50	48,242
5.60%, 03/18/46	75	75,811
5.70%, 03/18/56	155	157,355
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	300	284,966
5.30%, 05/19/53	595	558,192
5.34%, 05/19/63	390	359,526
Pfizer, Inc.
2.55%, 05/28/40	120	87,312
2.70%, 05/28/50	87	53,847
3.90%, 03/15/39	70	61,029
4.00%, 12/15/36	105	96,678
4.00%, 03/15/49	90	71,083
4.10%, 09/15/38	70	63,388
4.13%, 12/15/46	140	115,066
4.20%, 09/15/48	115	93,998
4.30%, 06/15/43	50	43,051
4.40%, 05/15/44	70	60,975
5.60%, 09/15/40	65	66,797
5.60%, 11/15/55	35	34,655
5.70%, 11/15/65	15	14,712
7.20%, 03/15/39	240	280,602
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	151,355
3.18%, 07/09/50	200	132,478
3.38%, 07/09/60	200	126,910
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	200	200,869
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	190,578
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	65	54,478
Viatris, Inc.
3.85%, 06/22/40	150	117,075
4.00%, 06/22/50	200	136,532
Wyeth LLC, 5.95%, 04/01/37	145	154,182
Zoetis, Inc.
3.00%, 05/15/50	40	25,787
3.95%, 09/12/47	55	42,867
4.45%, 08/20/48	30	24,974
4.70%, 02/01/43	105	93,646
		17,042,947
Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	177,178
Buckeye Partners LP
5.60%, 10/15/44	30	26,458
5.85%, 11/15/43	40	36,335
Cameron LNG LLC
3.40%, 01/15/38(a)	75	65,089
3.70%, 01/15/39(a)	90	76,170
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	38,023
Cheniere Energy Partners LP, 5.35%, 11/30/36(a)	25	25,000
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy, Inc., 6.00%, 07/30/56(a)	$55	$54,919
Colonial Pipeline Co.
4.20%, 04/15/43(a)	10	7,842
4.25%, 04/15/48(a)	65	49,339
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	50	49,489
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	40	37,976
5.96%, 02/15/55(a)	25	24,634
6.50%, 08/15/43(a)	70	74,554
6.54%, 11/15/53(a)	130	138,250
6.71%, 08/15/63(a)	30	32,564
DCP Midstream Operating LP
5.60%, 04/01/44	35	33,417
6.45%, 11/03/36(a)	30	31,899
6.75%, 09/15/37(a)	45	48,977
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	55	52,370
6.20%, 01/15/55(b)	35	35,811
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	55	47,110
4.80%, 11/01/43	35	30,902
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	163,389
Enbridge Energy Partners LP
5.50%, 09/15/40	56	54,978
7.38%, 10/15/45	50	57,986
Series B, 7.50%, 04/15/38	40	46,468
Enbridge, Inc.
3.40%, 08/01/51	60	40,887
4.00%, 11/15/49	45	34,342
4.50%, 06/10/44	30	25,488
5.50%, 12/01/46	83	79,813
5.95%, 04/05/54	120	120,844
6.70%, 11/15/53	120	132,241
Energy Transfer LP
4.95%, 01/15/43	35	30,946
5.00%, 05/15/44	60	52,964
5.00%, 05/15/50	140	119,202
5.15%, 02/01/43	60	54,306
5.15%, 03/15/45	115	102,374
5.30%, 04/01/44	80	72,938
5.30%, 04/15/47	125	112,184
5.35%, 05/15/45	70	63,655
5.40%, 10/01/47	160	145,492
5.95%, 10/01/43	70	68,934
5.95%, 05/15/54	185	178,545
6.00%, 06/15/48	115	111,830
6.05%, 06/01/41	35	35,692
6.05%, 09/01/54	145	141,277
6.10%, 02/15/42	45	44,946
6.13%, 12/15/45	85	84,347
6.20%, 04/01/55	60	59,622
6.25%, 04/15/49	130	130,070
6.30%, 01/15/56	5	5,049
6.50%, 02/01/42	120	126,788
6.63%, 10/15/36	50	54,223
7.50%, 07/01/38	65	75,280
Series 20Y, 5.80%, 06/15/38	55	56,035
Enterprise Products Operating LLC
3.20%, 02/15/52	110	72,971
3.30%, 02/15/53	75	50,266
3.70%, 01/31/51	115	84,433

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.95%, 01/31/60	$60	$44,033
4.20%, 01/31/50	135	108,975
4.25%, 02/15/48	135	110,568
4.45%, 02/15/43	70	61,130
4.80%, 02/01/49	130	114,604
4.85%, 08/15/42	88	80,960
4.85%, 03/15/44	125	114,243
4.90%, 05/15/46	110	99,387
4.95%, 10/15/54	50	44,222
5.10%, 02/15/45	95	89,019
5.55%, 02/16/55	140	135,660
5.70%, 02/15/42	75	76,050
5.95%, 02/01/41	75	78,484
6.13%, 10/15/39	60	64,003
6.45%, 09/01/40	45	49,352
7.55%, 04/15/38	41	48,641
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	50	42,351
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	66	61,661
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(f)	170	140,440
3.25%, 09/30/40(f)	200	157,267
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	205,718
6.51%, 02/23/42(f)	200	211,720
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	55	48,294
5.00%, 08/15/42	65	59,140
5.00%, 03/01/43	70	63,606
5.40%, 09/01/44	55	51,960
5.50%, 03/01/44	60	57,414
5.63%, 09/01/41	30	29,579
6.38%, 03/01/41	70	74,134
6.50%, 02/01/37	25	27,097
6.50%, 09/01/39	70	75,569
6.55%, 09/15/40	40	42,962
6.95%, 01/15/38	95	106,758
7.50%, 11/15/40	25	29,232
Kinder Morgan, Inc.
3.25%, 08/01/50	35	23,235
3.60%, 02/15/51	105	74,026
5.05%, 02/15/46	85	76,811
5.20%, 03/01/48	80	73,111
5.45%, 08/01/52	60	56,330
5.55%, 06/01/45	175	168,904
5.95%, 08/01/54	75	75,304
MPLX LP
4.50%, 04/15/38	165	149,953
4.70%, 04/15/48	170	141,530
4.90%, 04/15/58	20	16,354
4.95%, 03/14/52	120	101,661
5.20%, 03/01/47	130	117,046
5.20%, 12/01/47	60	53,498
5.50%, 02/15/49	167	153,531
5.65%, 03/01/53	60	55,831
5.95%, 04/01/55	80	77,636
6.10%, 04/01/56	45	44,662
6.20%, 09/15/55	85	85,313
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	61,628
Northern Natural Gas Co.
3.40%, 10/16/51(a)	60	40,366
4.30%, 01/15/49(a)	75	59,509
Security	Par (000)	Value
Pipelines (continued)
5.63%, 02/01/54(a)	$60	$57,212
ONEOK Partners LP
6.13%, 02/01/41	55	56,218
6.20%, 09/15/43	40	40,680
6.65%, 10/01/36	55	59,853
6.85%, 10/15/37	60	65,779
ONEOK, Inc.
3.95%, 03/01/50	65	46,977
4.20%, 10/03/47	85	65,463
4.25%, 09/15/46	80	62,576
4.45%, 09/01/49	75	60,602
4.85%, 02/01/49	45	37,749
4.95%, 07/13/47	70	60,165
5.05%, 04/01/45	49	43,037
5.15%, 10/15/43	50	45,226
5.20%, 07/15/48	100	88,797
5.45%, 06/01/47	50	45,775
5.60%, 04/01/44	40	37,601
5.70%, 11/01/54	120	111,890
5.85%, 11/01/64	50	46,929
6.25%, 10/15/55	100	100,389
6.63%, 09/01/53	145	152,333
7.15%, 01/15/51	40	44,078
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	35	28,958
4.70%, 06/15/44	65	56,310
4.90%, 02/15/45	65	57,630
5.15%, 06/01/42	50	45,940
6.65%, 01/15/37	30	32,592
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	50	51,113
7.50%, 07/15/38(a)	23	24,462
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	65	60,832
4.83%, 05/01/48(a)	45	38,643
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	52	54,151
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	75	72,227
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	55	47,275
Spectra Energy Partners LP
4.50%, 03/15/45	85	72,201
5.95%, 09/25/43	45	45,305
Targa Resources Corp.
4.95%, 04/15/52	75	64,465
5.40%, 07/30/36	90	90,062
6.05%, 05/15/56	30	29,791
6.13%, 05/15/55	85	85,328
6.25%, 07/01/52	55	55,896
6.50%, 02/15/53	80	84,132
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	30	35,132
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	44	34,486
TransCanada PipeLines Ltd.
4.88%, 05/15/48	5	4,437
5.10%, 03/15/49	86	80,457
6.10%, 06/01/40	80	83,737
6.20%, 10/15/37	105	111,570
7.25%, 08/15/38	60	68,833
7.63%, 01/15/39	130	153,829
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	65	49,559
4.45%, 08/01/42	30	26,081

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.60%, 03/15/48	$75	$63,553
5.40%, 08/15/41	50	48,373
5.75%, 03/15/56	40	39,441
Western Midstream Operating LP
5.25%, 02/01/50	90	78,605
5.30%, 03/01/48	66	57,505
5.45%, 04/01/44	60	54,836
5.50%, 08/15/48	40	35,438
Williams Companies, Inc.(The)
3.50%, 10/15/51	75	51,879
4.85%, 03/01/48	85	73,769
4.90%, 01/15/45	50	44,287
5.10%, 09/15/45	65	59,554
5.30%, 08/15/52	85	77,708
5.40%, 03/04/44	60	56,758
5.75%, 06/24/44	75	74,031
5.80%, 11/15/43	55	54,422
5.80%, 11/15/54	65	63,505
5.95%, 03/15/56	75	74,599
6.00%, 03/15/55	25	25,038
6.30%, 04/15/40	110	116,853
		12,820,500
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	40	34,737
Brookfield Finance, Inc., 5.81%, 03/03/55	45	43,867
Carlyle Finance LLC, 5.65%, 09/15/48(a)	70	66,331
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	38,203
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	80	71,907
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	65	45,072
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	57,251
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	75	47,384
		404,752
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	189,225
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	112,058
		301,283
Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52	45	30,897
4.00%, 02/01/50	30	22,239
4.85%, 04/15/49	45	38,186
5.15%, 04/15/53	30	26,374
5.63%, 05/15/54(b)	60	56,418
American Homes 4 Rent LP
3.38%, 07/15/51	35	23,307
4.30%, 04/15/52	35	27,198
American Tower Corp.
2.95%, 01/15/51	60	37,696
3.10%, 06/15/50	55	35,828
3.70%, 10/15/49	30	21,943
AvalonBay Communities, Inc.
3.90%, 10/15/46	35	27,401
4.15%, 07/01/47	30	24,199
4.35%, 04/15/48	35	28,989
Camden Property Trust, 3.35%, 11/01/49	45	31,158
CFE Fibra E, 5.88%, 09/23/40(f)	197	192,608
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle, Inc.
2.90%, 04/01/41	$100	$73,001
3.25%, 01/15/51	86	56,565
4.00%, 11/15/49	35	26,080
4.15%, 07/01/50	30	23,206
4.75%, 05/15/47	21	17,739
5.20%, 02/15/49	31	27,832
Equinix, Inc.
2.95%, 09/15/51	35	21,984
3.00%, 07/15/50	45	28,780
3.40%, 02/15/52	35	23,735
ERP Operating LP
4.00%, 08/01/47	20	15,930
4.50%, 07/01/44	75	65,799
4.50%, 06/01/45	40	34,405
Essex Portfolio LP
2.65%, 09/01/50	40	23,429
4.50%, 03/15/48	35	28,715
Federal Realty OP LP, 4.50%, 12/01/44	65	55,877
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	50	49,257
6.25%, 09/15/54	45	44,713
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(a)	35	34,477
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	55	50,174
Healthpeak OP LLC, 6.75%, 02/01/41	40	43,619
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,360
4.13%, 12/01/46	65	52,589
4.25%, 04/01/45	20	16,693
4.45%, 09/01/47	65	54,380
Mid-America Apartments LP, 2.88%, 09/15/51	35	21,976
NNN REIT, Inc.
3.00%, 04/15/52	45	28,042
3.10%, 04/15/50	20	12,845
3.50%, 04/15/51	45	31,442
4.80%, 10/15/48	30	26,058
Prologis LP
2.13%, 10/15/50	55	29,414
3.00%, 04/15/50	70	45,990
3.05%, 03/01/50	30	19,932
4.38%, 09/15/48	30	24,791
5.25%, 06/15/53	85	80,383
5.25%, 03/15/54	75	70,739
Public Storage Operating Co., 5.35%, 08/01/53	100	95,589
Realty Income Corp.
4.65%, 03/15/47	75	65,175
5.38%, 09/01/54	30	28,916
Regency Centers LP
4.40%, 02/01/47	45	37,792
4.65%, 03/15/49	40	34,288
Simon Property Group LP
3.25%, 09/13/49	95	65,255
3.80%, 07/15/50	75	56,061
4.25%, 10/01/44	45	37,439
4.25%, 11/30/46	55	45,235
4.75%, 03/15/42	50	45,415
5.85%, 03/08/53	69	69,721
6.65%, 01/15/54	30	33,568
6.75%, 02/01/40	71	80,011

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
4.38%, 02/01/45	$25	$20,976
4.88%, 04/15/49	30	26,066
5.70%, 09/30/43	30	29,771
VICI Properties LP
5.63%, 05/15/52	65	59,690
6.13%, 04/01/54(b)	50	49,085
WEA Finance LLC, 4.63%, 09/20/48(a)	60	48,347
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	10	8,424
Welltower OP LLC
4.95%, 09/01/48	55	50,467
6.50%, 03/15/41	45	49,729
Weyerhaeuser Co., 4.00%, 03/09/52	35	26,207
		2,955,619
Retail — 1.2%
7-Eleven, Inc.
2.50%, 02/10/41(a)	70	47,378
2.80%, 02/10/51(a)	125	73,349
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(a)	80	63,026
3.63%, 05/13/51(a)	50	35,303
3.80%, 01/25/50(a)	30	22,063
4.50%, 07/26/47(a)	65	53,782
5.62%, 02/12/54(a)	35	33,651
Bath & Body Works, Inc.
6.75%, 07/01/36	65	64,051
7.60%, 07/15/37	20	19,694
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	144,038
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	105	80,187
Darden Restaurants, Inc., 4.55%, 02/15/48	40	32,736
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	80	57,672
Dollar General Corp.
4.13%, 04/03/50	50	38,415
5.50%, 11/01/52	35	32,872
Dollar Tree, Inc., 3.38%, 12/01/51	50	33,180
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(f)	200	206,781
Home Depot, Inc.(The)
2.38%, 03/15/51	105	59,209
2.75%, 09/15/51	90	54,661
3.13%, 12/15/49	130	86,781
3.30%, 04/15/40	115	92,356
3.35%, 04/15/50	165	114,820
3.50%, 09/15/56	60	41,160
3.63%, 04/15/52	170	122,198
3.90%, 06/15/47	132	102,939
4.20%, 04/01/43	120	102,061
4.25%, 04/01/46	170	141,606
4.40%, 03/15/45	110	93,856
4.50%, 12/06/48	150	127,270
4.88%, 02/15/44	70	64,046
4.95%, 09/15/52	65	58,346
5.30%, 06/25/54	120	113,042
5.40%, 09/15/40	46	46,423
5.40%, 06/25/64	30	28,300
5.88%, 12/16/36	269	285,987
5.95%, 04/01/41	92	97,473
Kohl's Corp., 5.55%, 07/17/45	40	25,482
Security	Par (000)	Value
Retail (continued)
Lowe's Companies, Inc.
2.80%, 09/15/41	$118	$84,122
3.00%, 10/15/50	190	119,396
3.50%, 04/01/51	25	17,259
3.70%, 04/15/46	143	107,080
4.05%, 05/03/47	90	70,181
4.25%, 04/01/52	155	121,088
4.38%, 09/15/45	53	43,924
4.45%, 04/01/62	80	61,972
4.55%, 04/05/49	65	53,757
4.65%, 04/15/42	60	53,601
5.00%, 04/15/40	35	33,277
5.13%, 04/15/50	60	53,692
5.63%, 04/15/53	130	124,747
5.75%, 07/01/53	55	53,664
5.80%, 09/15/62	90	87,455
5.85%, 04/01/63	40	38,979
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	16,966
5.13%, 01/15/42	25	19,397
6.38%, 03/15/37	20	18,362
McDonald's Corp.
3.63%, 05/01/43	30	23,400
3.63%, 09/01/49	145	105,239
3.70%, 02/15/42	50	40,249
4.20%, 04/01/50	70	55,834
4.45%, 03/01/47	100	84,201
4.45%, 09/01/48	80	66,906
4.60%, 05/26/45	55	47,736
4.88%, 07/15/40	25	23,568
4.88%, 12/09/45	165	148,565
5.15%, 09/09/52(b)	70	63,997
5.45%, 08/14/53	80	76,295
5.70%, 02/01/39	30	31,114
6.30%, 10/15/37	85	92,679
6.30%, 03/01/38	70	76,265
Nordstrom, Inc., 5.00%, 01/15/44	90	63,575
Starbucks Corp.
3.35%, 03/12/50	60	40,902
3.50%, 11/15/50	115	80,293
3.75%, 12/01/47	65	48,365
4.30%, 06/15/45	50	41,199
4.45%, 08/15/49	70	57,577
4.50%, 11/15/48	24	19,961
Target Corp.
2.95%, 01/15/52	85	54,059
3.63%, 04/15/46	60	45,267
3.90%, 11/15/47	50	38,859
4.00%, 07/01/42	60	50,238
4.80%, 01/15/53(b)	115	101,590
7.00%, 01/15/38	100	115,614
TJX Companies, Inc. (The), 4.50%, 04/15/50	50	42,717
Walmart, Inc.
2.50%, 09/22/41	135	97,109
2.65%, 09/22/51	105	65,200
2.95%, 09/24/49	75	50,364
3.63%, 12/15/47	20	15,540
3.95%, 06/28/38	25	23,088
4.00%, 04/11/43	50	42,545
4.05%, 06/29/48	170	139,591
4.30%, 04/22/44	60	53,480

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 09/09/52	$80	$69,395
4.50%, 04/15/53(b)	110	96,024
5.00%, 10/25/40	60	60,004
5.63%, 04/01/40	80	84,320
5.63%, 04/15/41	80	84,432
6.20%, 04/15/38	80	89,161
6.50%, 08/15/37	40	45,737
Yum! Brands, Inc.
5.35%, 11/01/43	30	28,540
6.88%, 11/15/37	30	32,960
		6,888,867
Semiconductors — 1.0%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	40	33,463
Analog Devices, Inc.
2.80%, 10/01/41	55	40,029
2.95%, 10/01/51	95	61,460
5.30%, 12/15/45	30	29,013
5.30%, 04/01/54	40	38,338
Applied Materials, Inc.
2.75%, 06/01/50	60	38,195
4.35%, 04/01/47	82	69,920
5.85%, 06/15/41	50	52,625
Broadcom, Inc.
3.19%, 11/15/36(a)	285	238,523
3.50%, 02/15/41	310	248,097
3.75%, 02/15/51	190	142,310
4.90%, 02/15/38	180	173,810
4.93%, 05/15/37(a)	240	233,073
5.70%, 01/15/56	40	39,881
Foundry JV Holdco LLC
6.20%, 01/25/37(a)	200	210,821
6.30%, 01/25/39(a)	200	211,490
Intel Corp.
2.80%, 08/12/41	85	59,716
3.05%, 08/12/51	140	87,782
3.10%, 02/15/60	105	60,469
3.20%, 08/12/61	75	43,918
3.25%, 11/15/49	190	124,503
3.73%, 12/08/47	195	141,343
4.10%, 05/19/46	131	101,949
4.10%, 05/11/47	105	80,932
4.25%, 12/15/42	70	57,984
4.60%, 03/25/40	80	72,162
4.75%, 03/25/50	220	182,655
4.80%, 10/01/41	95	85,086
4.90%, 07/29/45	60	52,386
4.90%, 08/05/52	145	122,577
4.95%, 03/25/60	110	91,724
5.05%, 08/05/62	60	50,295
5.60%, 02/21/54	70	65,870
5.63%, 02/10/43	50	48,595
5.70%, 02/10/53	190	180,149
5.90%, 02/10/63	120	115,504
6.13%, 05/15/56	160	161,032
6.20%, 05/15/66	125	125,628
KLA Corp.
3.30%, 03/01/50	70	48,330
4.95%, 07/15/52	130	117,763
5.00%, 03/15/49	40	36,683
5.25%, 07/15/62	60	55,370
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50	$60	$38,393
3.13%, 06/15/60	20	12,341
4.88%, 03/15/49	55	49,970
Micron Technology, Inc.
3.37%, 11/01/41	35	27,328
3.48%, 11/01/51	40	28,515
NVIDIA Corp.
3.50%, 04/01/40	106	88,706
3.50%, 04/01/50(b)	165	122,965
3.70%, 04/01/60	25	18,381
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	45	32,663
3.25%, 05/11/41	85	64,540
3.25%, 11/30/51	40	26,474
QUALCOMM, Inc.
3.25%, 05/20/50	85	57,969
4.30%, 05/20/47	82	67,982
4.50%, 05/20/52	115	96,056
4.80%, 05/20/45	160	144,186
6.00%, 05/20/53	120	124,269
Texas Instruments, Inc.
2.70%, 09/15/51	60	36,722
3.88%, 03/15/39	65	57,316
4.10%, 08/16/52	20	15,918
4.15%, 05/15/48	130	107,707
5.00%, 03/14/53	65	59,566
5.05%, 05/18/63	135	121,156
5.15%, 02/08/54	75	70,671
TSMC Arizona Corp., 3.25%, 10/25/51	215	161,944
		5,863,191
Software — 1.4%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	45	32,761
4.50%, 08/15/46	10	8,110
Fiserv, Inc., 4.40%, 07/01/49	170	130,377
Intuit, Inc., 5.50%, 09/15/53	105	94,783
Microsoft Corp.
2.50%, 09/15/50	160	95,243
2.53%, 06/01/50	584	351,692
2.68%, 06/01/60	299	167,622
2.92%, 03/17/52	570	366,849
3.04%, 03/17/62	182	111,585
3.45%, 08/08/36	175	157,213
3.50%, 11/15/42	85	68,633
3.70%, 08/08/46	125	98,978
3.75%, 02/12/45	65	52,629
3.95%, 08/08/56	65	49,719
4.00%, 02/12/55	45	34,984
4.10%, 02/06/37	100	94,950
4.25%, 02/06/47	130	111,238
4.45%, 11/03/45	140	125,156
4.50%, 10/01/40	75	71,640
4.50%, 06/15/47	70	61,538
4.50%, 02/06/57	40	34,153
5.20%, 06/01/39	20	20,721
5.30%, 02/08/41	45	46,215
Oracle Corp.
3.60%, 04/01/40	310	229,389
3.60%, 04/01/50	445	276,911
3.65%, 03/25/41	225	164,307

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.80%, 11/15/37	$170	$137,902
3.85%, 07/15/36	130	108,995
3.85%, 04/01/60	325	196,034
3.95%, 03/25/51	300	196,803
4.00%, 07/15/46	310	215,191
4.00%, 11/15/47	190	129,692
4.10%, 03/25/61	140	88,744
4.13%, 05/15/45	155	110,085
4.38%, 05/15/55	135	92,487
4.50%, 07/08/44	120	91,344
5.38%, 07/15/40	180	162,116
5.38%, 09/27/54	150	120,213
5.50%, 09/27/64	110	86,795
5.55%, 02/06/53	220	181,853
5.88%, 09/26/45	175	156,259
5.95%, 09/26/55	255	222,974
6.00%, 08/03/55	155	135,410
6.10%, 09/26/65	135	116,171
6.13%, 07/08/39	130	127,923
6.13%, 08/03/65	95	82,185
6.50%, 04/15/38	121	124,004
6.55%, 02/04/46	290	279,246
6.70%, 02/04/56	400	385,227
6.85%, 02/04/66	260	249,677
6.90%, 11/09/52	240	236,055
Salesforce, Inc.
2.70%, 07/15/41	140	96,515
2.90%, 07/15/51	175	103,444
3.05%, 07/15/61	110	62,864
6.40%, 03/15/46	125	127,253
6.55%, 03/15/56	310	316,265
6.70%, 03/15/66	105	108,891
ServiceNow, Inc., Series ., 6.30%, 05/15/56	50	51,565
Synopsys, Inc., 5.70%, 04/01/55	175	170,652
		8,128,230
Telecommunications — 2.5%
America Movil SAB de CV
4.38%, 07/16/42	50	43,350
4.38%, 04/22/49	50	41,262
6.13%, 11/15/37	120	126,022
6.13%, 03/30/40	154	161,104
AT&T, Inc.
3.10%, 02/01/43	40	28,849
3.30%, 02/01/52	65	41,414
3.50%, 06/01/41	215	166,925
3.50%, 09/15/53	710	469,468
3.50%, 02/01/61	45	27,982
3.55%, 09/15/55	720	469,775
3.65%, 06/01/51	305	210,238
3.65%, 09/15/59	596	388,863
3.80%, 12/01/57	560	380,356
3.85%, 06/01/60	125	84,590
4.30%, 12/15/42	170	141,602
4.35%, 06/15/45	105	85,231
4.50%, 03/09/48	160	129,407
4.55%, 03/09/49	125	100,923
4.65%, 06/01/44	80	68,081
4.75%, 05/15/46	190	161,490
4.80%, 06/15/44	60	51,932
4.85%, 03/01/39	70	65,301
4.90%, 08/15/37	95	91,294
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 03/15/42	$70	$64,475
5.15%, 11/15/46	60	53,847
5.15%, 02/15/50	60	52,796
5.25%, 10/30/36	100	98,961
5.25%, 03/01/37	90	89,269
5.35%, 09/01/40	20	19,454
5.45%, 03/01/47	80	74,272
5.55%, 08/15/41	60	58,442
5.55%, 11/01/45	100	94,849
5.65%, 02/15/47	80	76,996
5.70%, 11/01/54	140	132,159
5.70%, 03/01/57	55	52,215
5.85%, 04/30/46	165	161,100
6.00%, 08/15/40	35	35,808
6.00%, 04/30/56	150	147,250
6.05%, 08/15/56	75	74,059
6.30%, 10/30/66	95	95,365
6.38%, 03/01/41	45	47,615
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	32	22,291
4.30%, 07/29/49	35	27,738
4.46%, 04/01/48	90	75,133
5.55%, 02/15/54(b)	65	61,677
Series US-4, 3.65%, 03/17/51	40	28,145
Series US-6, 3.20%, 02/15/52	5	3,223
Cisco Systems, Inc.
5.30%, 02/26/54	180	171,118
5.35%, 02/26/64	75	70,508
5.50%, 01/15/40	180	184,190
5.50%, 02/24/55	60	58,713
5.90%, 02/15/39	185	196,850
Corning, Inc.
3.90%, 11/15/49	20	15,215
4.38%, 11/15/57	55	44,103
4.70%, 03/15/37	30	28,838
4.75%, 03/15/42	50	45,567
5.35%, 11/15/48	50	47,444
5.45%, 11/15/79	95	87,548
5.75%, 08/15/40	35	35,758
5.85%, 11/15/68	35	34,246
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	108,151
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	5	4,748
Embarq LLC, 8.00%, 06/01/36	107	28,856
Fibercop SpA
Series 2036, 7.20%, 07/18/36(a)	43	43,131
Series 2038, 7.72%, 06/04/38(a)	50	50,436
HUT 8 DC LLC, 6.19%, 11/15/42(a)	220	222,338
Juniper Networks, Inc., 5.95%, 03/15/41	31	31,061
Level 3 Financing, Inc., 7.50%, 02/15/37(a)	70	72,379
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39	33	31,673
Series U, 7.65%, 03/15/42	30	28,566
Motorola Solutions, Inc., 5.50%, 09/01/44	26	25,141
Nokia OYJ, 6.63%, 05/15/39	50	53,096
Orange SA
5.38%, 01/13/42	15	14,555
5.50%, 02/06/44	100	97,859
Rogers Communications, Inc.
3.70%, 11/15/49	60	43,365
4.30%, 02/15/48	45	35,402

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 05/01/49	$55	$43,494
4.50%, 03/15/42	55	46,919
4.50%, 03/15/43(b)	25	20,849
4.55%, 03/15/52	195	154,956
5.00%, 03/15/44	75	66,610
5.45%, 10/01/43	40	37,408
7.50%, 08/15/38	45	51,297
SES AMERICOM, Inc., 5.30%, 03/25/44(a)	54	41,997
Telecom Italia Capital SA
7.20%, 07/18/36	50	54,397
7.72%, 06/04/38	50	56,708
Telefonica Emisiones SA
4.90%, 03/06/48	150	127,244
5.21%, 03/08/47	155	137,725
5.52%, 03/01/49	150	137,767
7.05%, 06/20/36	195	216,240
TELUS Corp., Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	65	64,681
T-Mobile USA, Inc.
3.00%, 02/15/41	190	141,273
3.30%, 02/15/51	320	211,681
3.40%, 10/15/52	290	192,662
3.60%, 11/15/60	120	78,979
4.38%, 04/15/40	185	164,116
4.50%, 04/15/50	300	244,562
5.25%, 06/15/55	105	94,400
5.50%, 01/15/55	95	88,479
5.65%, 01/15/53	105	100,078
5.70%, 01/15/56	85	81,574
5.75%, 01/15/54	145	140,120
5.80%, 09/15/62	50	48,588
5.85%, 02/15/56	175	171,411
5.88%, 11/15/55	50	49,166
6.00%, 06/15/54	110	109,831
Verizon Communications, Inc.
2.65%, 11/20/40	325	231,154
2.85%, 09/03/41	155	110,758
2.88%, 11/20/50	295	182,375
2.99%, 10/30/56	313	185,668
3.00%, 11/20/60	165	96,038
3.40%, 03/22/41	385	299,660
3.55%, 03/22/51	460	323,536
3.70%, 03/22/61	310	209,610
3.85%, 11/01/42	100	80,638
3.88%, 03/01/52	125	92,584
4.00%, 03/22/50	155	118,821
4.13%, 08/15/46	100	80,393
4.52%, 09/15/48	155	128,805
4.67%, 03/15/55	80	65,924
4.75%, 11/01/41	42	37,924
4.81%, 03/15/39	155	145,283
4.86%, 08/21/46	190	167,441
5.01%, 04/15/49	60	52,933
5.01%, 08/21/54	75	65,451
5.25%, 03/16/37	85	84,444
5.40%, 07/02/37	50	50,173
5.50%, 03/16/47	75	71,890
5.50%, 02/23/54(b)	115	109,739
5.75%, 11/30/45	175	172,301
5.88%, 11/30/55	265	260,560
6.00%, 11/30/65	130	128,099
Security	Par (000)	Value
Telecommunications (continued)
6.55%, 09/15/43	$50	$54,105
Vodafone Group PLC
4.25%, 09/17/50	142	110,157
4.88%, 06/19/49	165	141,342
5.00%, 05/30/38	30	29,367
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	90	70,554
5.25%, 05/30/48	115	104,424
5.63%, 02/10/53	90	85,046
5.75%, 06/28/54	215	205,368
5.75%, 02/10/63	15	14,062
5.88%, 06/28/64	55	52,806
6.15%, 02/27/37	98	105,298
		14,793,396
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.35%, 03/15/40	40	41,803
Mattel, Inc., 5.45%, 11/01/41	30	27,539
		69,342
Transportation — 1.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	50	31,080
3.05%, 02/15/51	65	42,291
3.30%, 09/15/51	80	54,457
3.55%, 02/15/50	100	72,461
3.90%, 08/01/46	85	66,973
4.05%, 06/15/48	85	67,612
4.13%, 06/15/47	50	40,618
4.15%, 04/01/45	120	99,382
4.15%, 12/15/48	70	56,603
4.38%, 09/01/42	75	65,918
4.40%, 03/15/42	85	75,398
4.45%, 03/15/43	50	44,173
4.45%, 01/15/53	115	95,288
4.55%, 09/01/44	90	79,169
4.70%, 09/01/45	80	71,374
4.90%, 04/01/44	65	60,228
4.95%, 09/15/41	55	52,667
5.05%, 03/01/41	25	24,400
5.15%, 09/01/43	85	81,369
5.20%, 04/15/54	160	148,323
5.40%, 06/01/41	60	60,355
5.50%, 03/15/55	130	126,069
5.55%, 03/15/56	85	82,865
5.75%, 05/01/40	80	83,527
5.80%, 03/15/56	40	40,390
6.15%, 05/01/37	65	71,059
6.20%, 08/15/36	25	27,340
Canadian National Railway Co.
2.45%, 05/01/50	40	23,499
3.20%, 08/02/46	55	39,047
3.65%, 02/03/48	40	30,099
4.40%, 08/05/52	60	50,210
4.45%, 01/20/49	45	38,150
6.13%, 11/01/53	25	26,408
6.20%, 06/01/36	65	70,576
6.38%, 11/15/37	47	51,976
Canadian Pacific Railway Co.
3.00%, 12/02/41	60	44,353
3.10%, 12/02/51	185	120,762
3.50%, 05/01/50	75	53,372
4.20%, 11/15/69	20	14,895

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.30%, 05/15/43	$50	$43,009
4.70%, 05/01/48	60	52,405
4.80%, 08/01/45	70	62,953
4.95%, 08/15/45	65	59,499
5.50%, 03/15/56	65	62,838
5.95%, 05/15/37	40	42,447
6.13%, 09/15/2115	63	65,148
CSX Corp.
2.50%, 05/15/51	45	26,333
3.35%, 09/15/49	75	52,481
3.80%, 11/01/46	77	59,615
3.80%, 04/15/50	65	49,240
3.95%, 05/01/50	61	47,111
4.10%, 03/15/44	108	89,695
4.25%, 11/01/66	35	26,645
4.30%, 03/01/48	100	82,435
4.40%, 03/01/43	61	53,431
4.50%, 03/15/49	25	21,010
4.50%, 11/15/52(b)	110	92,733
4.50%, 08/01/54	55	45,830
4.65%, 03/01/68	35	28,740
4.75%, 05/30/42	80	73,548
4.75%, 11/15/48	30	26,593
4.90%, 03/15/55	30	26,731
5.50%, 04/15/41	45	45,321
6.00%, 10/01/36	50	53,569
6.15%, 05/01/37	50	54,017
6.22%, 04/30/40	70	75,792
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	181,026
FedEx Corp.
3.88%, 08/01/42	100	79,744
4.05%, 02/15/48	5	3,891
4.10%, 04/15/43	25	20,416
4.10%, 02/01/45	100	80,093
4.55%, 04/01/46	30	25,259
4.75%, 11/15/45	70	60,188
4.95%, 10/17/48	100	88,120
5.10%, 01/15/44	10	9,176
5.25%, 05/15/50	25	23,092
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	154,517
MTR Corp. Ltd., 5.25%, 04/01/55(f)	200	200,485
Norfolk Southern Corp.
2.90%, 08/25/51	60	37,340
3.05%, 05/15/50	95	61,750
3.16%, 05/15/55	80	51,057
3.40%, 11/01/49	45	31,307
3.70%, 03/15/53	60	42,936
3.94%, 11/01/47	79	61,454
3.95%, 10/01/42	55	45,165
4.05%, 08/15/52	85	65,401
4.10%, 05/15/49	45	35,244
4.10%, 05/15/2121	35	24,154
4.15%, 02/28/48	60	48,335
4.45%, 06/15/45	70	60,136
4.55%, 06/01/53	85	70,781
4.65%, 01/15/46	55	48,218
4.84%, 10/01/41	75	69,751
5.10%, 08/01/2118	20	17,200
5.35%, 08/01/54	70	65,808
5.95%, 03/15/64	45	45,611
Security	Par (000)	Value
Transportation (continued)
Polar Tankers, Inc., 5.95%, 05/10/37(a)	$24	$25,574
Union Pacific Corp.
2.95%, 03/10/52	120	76,076
2.97%, 09/16/62	50	29,229
3.20%, 05/20/41	95	73,817
3.25%, 02/05/50	125	85,933
3.35%, 08/15/46	5	3,593
3.38%, 02/14/42	35	27,330
3.50%, 02/14/53	115	80,917
3.55%, 08/15/39	65	54,828
3.55%, 05/20/61	35	23,579
3.60%, 09/15/37	76	66,795
3.75%, 02/05/70	75	50,823
3.80%, 10/01/51	130	97,500
3.80%, 04/06/71	70	48,157
3.84%, 03/20/60	180	129,769
3.85%, 02/14/72	50	34,745
3.88%, 02/01/55	80	59,479
3.95%, 08/15/59	40	29,424
4.00%, 04/15/47	75	59,338
4.05%, 11/15/45	85	68,702
4.05%, 03/01/46	90	72,644
4.10%, 09/15/67	55	40,493
4.30%, 03/01/49	85	69,850
4.50%, 09/10/48	35	29,531
4.95%, 09/09/52	15	13,652
5.15%, 01/20/63	45	41,208
5.60%, 12/01/54	125	123,810
United Parcel Service, Inc.
3.40%, 11/15/46	25	17,943
3.63%, 10/01/42	45	35,639
3.75%, 11/15/47	122	92,481
4.25%, 03/15/49	75	60,598
4.88%, 11/15/40	65	61,703
5.05%, 03/03/53	115	103,523
5.20%, 04/01/40	60	59,369
5.30%, 04/01/50	130	122,926
5.50%, 05/22/54	115	110,773
5.60%, 05/22/64	30	28,750
5.95%, 05/14/55	120	122,774
6.05%, 05/14/65	85	86,851
6.20%, 01/15/38	150	162,889
		8,194,575
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	60	38,153
5.20%, 03/15/44	55	50,743
6.05%, 06/05/54	85	85,858
		174,754
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	36,870
3.45%, 05/01/50	35	24,550
3.75%, 09/01/47	50	37,972
4.00%, 12/01/46	35	27,498
4.15%, 06/01/49	55	43,444
4.20%, 09/01/48	80	64,215
4.30%, 12/01/42	55	47,738
4.30%, 09/01/45	40	33,285
5.45%, 03/01/54	75	71,454

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.70%, 09/01/55	$90	$88,810
6.59%, 10/15/37	50	56,065
Essential Utilities, Inc.
3.35%, 04/15/50	80	53,880
4.28%, 05/01/49	45	35,856
5.30%, 05/01/52	50	45,660
		667,297
Total Corporate Bonds & Notes — 43.9% (Cost: $288,694,798)		259,480,350
Foreign Government Obligations(i)
Angola — 0.1%
Angolan Government International Bonds
9.13%, 11/26/49(f)	200	191,308
9.38%, 05/08/48(f)	200	195,695
		387,003
Argentina — 0.5%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	41,037
5.00%, 01/09/38(e)	315	239,361
Argentine Republic Government International Bonds
3.50%, 07/09/41(e)	1,274	912,506
4.38%, 07/09/46(e)	213	155,879
5.00%, 01/09/38(e)	1,500	1,205,831
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	80	57,617
6.63%, 09/01/37(e)(f)	489	392,386
		3,004,617
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	169,515
6.63%, 10/06/37(f)	200	192,631
7.50%, 09/20/47(f)	200	197,509
		559,655
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(f)	200	210,905
Bermuda — 0.0%
Bermuda Government International Bonds, 3.38%, 08/20/50(f)	10	6,812
Brazil — 0.2%
Brazilian Government International Bonds
4.75%, 01/14/50	400	296,899
5.00%, 01/27/45(b)	200	160,033
5.63%, 01/07/41	200	184,660
5.63%, 02/21/47	200	170,340
7.13%, 01/20/37(b)	200	217,178
7.13%, 05/13/54	200	200,358
7.25%, 01/12/56	200	200,282
		1,429,750
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	97,726
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	42,982
Security	Par (000)	Value
Chile — 0.2%
Chile Government International Bonds
3.10%, 05/07/41	$200	$152,715
3.10%, 01/22/61	400	248,515
3.50%, 01/25/50	200	144,586
3.50%, 04/15/53	200	141,248
3.63%, 10/30/42	150	120,723
3.86%, 06/21/47	200	157,189
4.00%, 01/31/52	200	156,610
4.34%, 03/07/42	200	176,678
		1,298,264
China — 0.0%
China Government International Bonds, 2.75%, 12/03/39(f)	200	172,508
Colombia — 0.2%
Colombia Government International Bonds
5.00%, 06/15/45	200	150,708
5.20%, 05/15/49	200	150,274
5.63%, 02/26/44	200	163,173
6.13%, 01/18/41(b)	200	178,906
7.38%, 09/18/37	250	254,812
8.38%, 11/07/54	200	215,655
		1,113,528
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	219,037
7.30%, 11/13/54(f)	200	223,216
		442,253
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	133,782
5.88%, 01/30/60(f)	300	262,320
6.15%, 05/17/38(f)	200	197,113
6.40%, 06/05/49(f)	150	144,551
6.50%, 02/15/48(f)	150	147,011
6.85%, 01/27/45(f)	250	252,975
6.95%, 03/15/37(f)	150	157,605
7.45%, 04/30/44(f)	100	107,536
		1,402,893
Ecuador — 0.1%
Ecuador Government International Bonds
5.00%, 07/31/40(e)(f)	310	260,482
9.25%, 01/29/39(f)	200	205,727
		466,209
Egypt — 0.2%
Egypt Government International Bonds
7.50%, 02/16/61(f)	200	167,438
7.90%, 02/21/48(f)	200	178,769
8.50%, 01/31/47(f)	200	189,985
8.70%, 03/01/49(f)	200	192,135
8.88%, 05/29/50(f)	200	195,770
		924,097
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	182,083
7.63%, 02/01/41(f)	200	200,766
		382,849

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ghana — 0.0%
Ghana Government International Bonds, 1.50%, 01/03/37(f)	$100	$59,401
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	198,236
6.55%, 02/06/37(f)	200	212,334
		410,570
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(a)	200	149,928
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	125,213
6.75%, 09/25/52(f)	200	215,602
7.63%, 03/29/41	200	235,406
		576,221
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	128,073
3.50%, 02/14/50	200	141,264
3.70%, 10/30/49	200	146,762
4.20%, 10/15/50	200	158,176
4.35%, 01/11/48	200	165,051
5.10%, 02/10/54	200	185,398
5.13%, 01/15/45(f)	200	189,259
5.25%, 01/17/42(f)	200	194,801
5.25%, 01/08/47(f)	200	190,402
5.95%, 01/08/46(f)	200	204,857
6.63%, 02/17/37(f)	200	218,103
6.75%, 01/15/44(f)	200	222,604
7.75%, 01/17/38(f)	200	238,163
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	138,242
3.80%, 06/23/50(f)	200	146,285
		2,667,440
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	144,712
4.50%, 01/30/43	200	171,200
5.75%, 03/12/54	200	190,685
5.88%, 01/13/56	200	193,513
State of Israel
3.38%, 01/15/50	200	132,870
3.80%, 05/13/60(f)	600	402,929
		1,235,909
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	240	175,127
4.00%, 10/17/49	260	197,126
		372,253
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(f)	200	220,775
Jamaica — 0.1%
Jamaica Government International Bonds
7.88%, 07/28/45	200	237,656
8.00%, 03/15/39	100	118,866
		356,522
Security	Par (000)	Value
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	$200	$182,953
6.50%, 07/21/45(f)	200	218,285
		401,238
Kenya — 0.0%
Republic of Kenya Government International Bonds, 8.25%, 02/28/48(f)	200	188,733
Lebanon — 0.0%
Lebanon Government International Bonds, 7.25%, 03/23/37(f)(g)(h)	150	39,586
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	178,073
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 04/19/71	200	114,966
3.77%, 05/24/61	400	240,319
4.28%, 08/14/41	300	236,272
4.35%, 01/15/47	200	147,747
4.40%, 02/12/52	200	143,098
4.50%, 01/31/50	200	148,281
4.60%, 01/23/46	200	155,027
4.60%, 02/10/48	200	151,682
4.75%, 03/08/44	370	298,978
5.00%, 04/27/51	200	157,698
5.55%, 01/21/45	300	271,060
5.75%, 10/12/2110	250	204,128
6.05%, 01/11/40	200	195,629
6.13%, 02/09/38	400	393,213
6.34%, 05/04/53	200	187,211
6.40%, 05/07/54	200	187,942
6.63%, 01/29/38	200	204,788
6.75%, 02/09/56	200	195,956
6.88%, 05/13/37	400	419,403
7.38%, 05/13/55	200	211,644
		4,265,042
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	200	140,998
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	198,654
8.25%, 09/28/51(f)	200	205,533
9.13%, 01/13/46(f)	200	223,783
		627,970
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	213,031
6.75%, 01/17/48(f)	200	218,644
7.00%, 01/25/51(f)	200	226,552
		658,227
Panama — 0.2%
Panama Government International Bonds
3.87%, 07/23/60	200	136,605
4.30%, 04/29/53	200	153,478
4.50%, 05/15/47	200	164,640
4.50%, 04/16/50	200	160,158
4.50%, 04/01/56	200	155,052

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.50%, 01/19/63	$200	$152,285
6.85%, 03/28/54	200	214,026
8.00%, 03/01/38	200	235,881
		1,372,125
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	181,792
6.10%, 08/11/44(f)	200	201,778
		383,570
Peru — 0.2%
Peruvian Government International Bonds
2.78%, 12/01/60	260	141,777
3.23%, 07/28/2121	130	71,187
3.30%, 03/11/41	100	77,386
3.55%, 03/10/51	200	139,247
3.60%, 01/15/72	125	79,214
5.63%, 11/18/50	200	193,338
5.88%, 08/08/54	200	195,386
6.20%, 06/30/55	100	101,401
6.55%, 03/14/37	150	165,182
		1,164,118
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	126,973
2.95%, 05/05/45	200	134,946
3.20%, 07/06/46	200	138,581
3.70%, 03/01/41	200	161,738
3.70%, 02/02/42	200	159,589
3.95%, 01/20/40	300	254,358
4.20%, 03/29/47	200	160,317
5.50%, 01/17/48	400	382,519
		1,519,021
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 07/09/54(f)	200	201,652
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	278,990
5.50%, 03/18/54	400	370,788
		851,430
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	344,185
4.63%, 06/02/46(f)	200	180,653
4.82%, 03/14/49(f)	600	552,304
5.10%, 04/23/48(f)	500	479,340
6.40%, 01/20/40(a)	100	112,368
		1,668,850
Romania — 0.1%
Romanian Government International Bonds
4.00%, 02/14/51(f)	300	203,644
5.13%, 06/15/48(f)	140	113,758
5.75%, 07/04/36(f)	100	95,344
6.13%, 01/22/44(f)	100	94,492
7.50%, 02/10/37(f)	130	140,257
7.63%, 01/17/53(f)	150	161,631
		809,126
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	130,491
3.45%, 02/02/61(f)	200	126,843
Security	Par (000)	Value
Saudi Arabia (continued)
3.75%, 01/21/55(f)	$200	$139,319
4.50%, 10/26/46(f)	600	502,204
4.50%, 04/22/60(f)	200	156,897
4.63%, 10/04/47(f)	400	337,776
5.00%, 04/17/49(f)	400	352,589
5.00%, 01/18/53(f)	200	173,980
5.25%, 01/16/50(f)	400	367,794
5.75%, 01/16/54(f)	400	385,937
5.88%, 01/12/56(f)	400	387,960
		3,061,790
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	101,787
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	156,209
5.38%, 07/24/44	200	168,678
5.65%, 09/27/47	200	168,474
5.75%, 09/30/49	200	169,128
7.10%, 11/19/36(f)	200	213,865
7.30%, 04/20/52	200	200,243
7.95%, 11/19/54(f)	200	213,340
		1,289,937
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	145,679
Korea International Bonds, 3.88%, 09/20/48	200	168,170
		313,849
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.60%, 02/15/38(e)(f)	188	182,535
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	50	40,104
3.88%, 10/28/41	110	97,056
4.38%, 01/24/44	60	55,442
		192,602
Sweden — 0.0%
Svensk Exportkredit AB, 0.00%, 05/11/37(d)	15	8,643
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	147,161
5.75%, 05/11/47	400	314,863
6.00%, 01/14/41	300	258,949
6.63%, 02/17/45	200	177,534
6.75%, 05/30/40(b)	200	188,399
6.80%, 11/04/36	200	195,061
6.88%, 01/14/38	200	193,476
7.25%, 03/05/38	50	50,861
		1,526,304
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	107,526
3.13%, 09/30/49(f)	400	272,268
3.88%, 04/16/50(f)	400	309,190
4.13%, 10/11/47(f)	200	163,573
5.50%, 04/30/54(f)	200	196,961

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	$200	$190,589
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	130,457
UAE International Government Bonds
3.25%, 10/19/61(f)	200	128,831
4.95%, 07/07/52(f)	200	182,815
		1,682,210
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	119,604
Uruguay Government International Bonds
4.13%, 11/20/45	55	47,312
4.98%, 04/20/55	305	274,894
5.10%, 06/18/50	390	362,593
5.44%, 02/14/37	95	97,629
		902,032
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	159,153
Total Foreign Government Obligations — 7.0% (Cost: $43,261,093)		41,680,019
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	150	143,421
California — 0.5%
Bay Area Toll Authority, RB, BAB
Series S-1, 7.04%, 04/01/50	37	42,268
Series S-3, 6.91%, 10/01/50(b)	170	189,016
California State University, RB
Class B,2.72%, 11/01/52(b)	200	130,884
5.18%, 11/01/53	100	93,686
City of San Francisco California Public Utilities Commission Water Revenue RB, BAB, 6.95%, 11/01/50	100	108,998
Foothill-Eastern Transportation Corridor Agency, RB, Series A, 4.09%, 01/15/49	100	81,078
Los Angeles Community College District California, GO, BAB, 6.75%, 08/01/49	200	219,180
Los Angeles County Public Works Financing Authority, RB, BAB, 7.62%, 08/01/40	50	58,315
Regents of the University of California Medical Center Pooled Revenue, RB
3.71%, 05/15/2120	225	140,081
Series N, 3.26%, 05/15/60	65	40,913
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series F, 6.58%, 05/15/49	150	158,078
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	125	124,010
San Diego County Water Authority, RB, BAB, Series B, Class B,6.14%, 05/01/49	50	50,425
State of California, GO
4.60%, 04/01/38	100	100,759
5.20%, 03/01/43	105	103,084
State of California, GO, BAB
7.30%, 10/01/39	150	171,525
Security	Par (000)	Value
California (continued)
7.55%, 04/01/39	$250	$296,627
7.60%, 11/01/40	245	291,994
University of California, RB
Series AQ, 4.77%, 05/15/2115	150	121,262
Series BG, 3.07%, 05/15/51	200	129,466
		2,651,649
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	20	19,951
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/2114	50	41,016
Florida — 0.0%
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41(b)	50	45,510
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, BAB
Project J, Series 2010-A, 6.64%, 04/01/57	88	94,125
Project M, Series 2010-A, 6.66%, 04/01/57	44	47,283
		141,408
Illinois — 0.1%
Chicago O'Hare International Airport, RB, Series C, Class C,4.57%, 01/01/54(b)	100	84,085
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, Class B,6.90%, 12/01/40	222	245,938
Metropolitan Water Reclamation District of Greater Chicago GOL, BAB, 5.72%, 12/01/38	55	56,157
		386,180
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.20%, 12/01/39	210	213,218
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, RB, Class D,3.05%, 07/01/40(b)	50	38,750
Massachusetts — 0.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 5.73%, 06/01/40	25	25,537
Commonwealth of Massachusetts, GOL, BAB, Series E, 5.46%, 12/01/39	200	202,749
Massachusetts School Building Authority, RB, BAB, Series B, 5.72%, 08/15/39	50	51,552
		279,838
Michigan — 0.0%
Michigan State University, RB, 4.17%, 08/15/2122	100	70,325
University of Michigan, RB, Class B,3.50%, 04/01/52	200	145,878
		216,203
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	69,746
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	100	109,844

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	$200	$227,495
Series F, 7.41%, 01/01/40	150	175,246
		512,585
New York — 0.3%
City of New York, GO
4.61%, 09/01/37	52	49,308
5.37%, 10/01/51	300	286,296
5.80%, 02/01/52	75	75,264
City of New York, GO, BAB, Series C-1, 5.52%, 10/01/37	200	200,497
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	40	40,839
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	130	150,014
New York City Municipal Water Finance Authority, RB, BAB
5.44%, 06/15/43	250	237,986
6.01%, 06/15/42	200	202,755
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	90	90,956
Port Authority of New York & New Jersey, RB
3.29%, 08/01/69	300	187,564
5.07%, 07/15/53	30	27,780
Series 168, 4.93%, 10/01/51	80	72,490
Series 174, 4.46%, 10/01/62	350	287,189
Series 181, 4.96%, 08/01/46	50	47,335
Series 225, 3.18%, 07/15/60	70	44,072
		2,000,345
Ohio — 0.1%
American Municipal Power, Inc. RB, BAB, 6.45%, 02/15/44(b)	200	206,789
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	50	62,202
Ohio State University (The), RB, Series A, 4.80%, 06/01/2111	75	61,021
		330,012
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.62%, 06/01/44	85	81,162
4.71%, 05/01/52(b)	175	160,664
		241,826
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 4.14%, 06/01/38	150	139,953
Pennsylvania State University (The), RB, 2.79%, 09/01/43	75	57,435
		197,388
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB, BAB, Series B, 6.73%, 07/01/43	40	42,540
Texas — 0.3%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	150	140,420
City of San Antonio Electric & Gas Systems Revenue, RB, 5.57%, 02/01/50(b)	35	34,928
City of San Antonio Electric & Gas Systems Revenue, RB, BAB, 5.81%, 02/01/41(b)	50	51,940
Security	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, RB, Class A,2.61%, 12/01/48	$100	$66,895
Dallas Area Rapid Transit, RB, BAB, Series B, 6.00%, 12/01/44	100	101,760
Dallas County Hospital District, GOL, BAB, Series C, Class C,5.62%, 08/15/44	30	29,167
Dallas Fort Worth International Airport, RB
Class A,4.51%, 11/01/51	200	171,711
Series C, Class C,2.92%, 11/01/50	100	69,047
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	150	103,696
North Texas Tollway Authority, RB, BAB, Series B, Class B,6.72%, 01/01/49(b)	70	75,646
Permanent University Fund - Texas A&M University System, RB, Series B, Class B,3.66%, 07/01/47	100	81,430
State of Texas, GO, BAB, 5.52%, 04/01/39	234	234,848
Texas Natural Gas Securitization Finance Corp., RB, 5.17%, 04/01/41	200	200,529
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, Class B,3.92%, 12/31/49	100	78,489
Texas Transportation Commission, GO, 2.47%, 10/01/44	50	35,029
		1,475,535
Virginia — 0.0%
University of Virginia, RB
2.26%, 09/01/50	270	154,448
Series C, 4.18%, 09/01/2117	45	32,076
		186,524
Total Municipal Debt Obligations — 1.6% (Cost: $10,668,975)		9,233,645
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	249	240,216
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	312,547
Tennessee Valley Authority
3.50%, 12/15/42	50	41,140
5.25%, 09/15/39	65	67,338
5.25%, 02/01/55	50	48,840
5.38%, 04/01/56	500	499,079
		968,944
U.S. Government Obligations — 45.5%
U.S. Treasury Bonds
1.13%, 05/15/40	4,131	2,594,139
1.13%, 08/15/40	498	309,460
1.25%, 05/15/50	3,600	1,693,687
1.38%, 11/15/40	5,757	3,698,872
1.38%, 08/15/50	3,890	1,886,042
1.63%, 11/15/50	6,245	3,229,836
1.75%, 08/15/41	7,561	5,039,879
1.88%, 02/15/41	6,683	4,610,226
1.88%, 02/15/51	7,393	4,066,150
1.88%, 11/15/51	6,698	3,644,131
2.00%, 11/15/41	6,756	4,653,195
2.00%, 02/15/50	4,170	2,406,220
2.00%, 08/15/51	6,819	3,844,211

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 05/15/41	$5,197	$3,771,073
2.25%, 08/15/46	1,922	1,243,894
2.25%, 08/15/49	4,700	2,897,844
2.25%, 02/15/52	6,453	3,847,601
2.38%, 02/15/42	5,540	4,019,097
2.38%, 11/15/49	3,960	2,500,369
2.38%, 05/15/51	7,087	4,389,511
2.50%, 02/15/45	2,130	1,482,347
2.50%, 02/15/46	895	612,516
2.50%, 05/15/46	1,750	1,193,555
2.75%, 08/15/42	1,450	1,101,547
2.75%, 11/15/42	4,355	3,292,108
2.75%, 08/15/47	1,700	1,193,453
2.75%, 11/15/47	3,120	2,184,000
2.88%, 05/15/43	3,150	2,402,859
2.88%, 08/15/45	500	368,437
2.88%, 11/15/46	850	616,383
2.88%, 05/15/49	4,320	3,044,925
2.88%, 05/15/52	5,755	3,945,772
3.00%, 05/15/42	1,000	791,875
3.00%, 05/15/45	300	226,500
3.00%, 11/15/45	500	375,000
3.00%, 02/15/47	1,300	961,187
3.00%, 02/15/48	3,835	2,803,745
3.00%, 08/15/48	4,840	3,519,587
3.00%, 02/15/49	4,600	3,329,250
3.00%, 08/15/52	5,381	3,781,834
3.13%, 11/15/41	600	487,594
3.13%, 02/15/43	4,486	3,564,968
3.13%, 08/15/44	1,400	1,089,375
3.13%, 05/15/48	4,247	3,168,660
3.25%, 05/15/42	4,651	3,812,367
3.38%, 08/15/42	4,483	3,725,093
3.38%, 05/15/44	1,450	1,175,859
3.63%, 08/15/43	1,450	1,229,102
3.63%, 02/15/44	2,600	2,191,719
3.63%, 02/15/53	5,666	4,493,846
3.63%, 05/15/53	5,105	4,044,915
3.75%, 11/15/43	2,300	1,978,000
3.88%, 08/15/40	650	590,586
3.88%, 02/15/43	4,365	3,850,748
3.88%, 05/15/43	4,730	4,161,661
4.00%, 11/15/42	5,069	4,556,556
4.00%, 11/15/52	5,922	5,028,148
4.13%, 08/15/44	3,999	3,598,475
4.13%, 08/15/53	6,515	5,649,727
4.25%, 11/15/40	1,416	1,338,784
4.25%, 02/15/54	6,475	5,733,410
4.25%, 08/15/54	6,724	5,955,993
4.38%, 05/15/40	1,317	1,268,436
4.38%, 08/15/43	4,155	3,890,119
4.50%, 02/15/44	4,951	4,693,393
4.50%, 11/15/54	6,184	5,712,470
4.63%, 02/15/40	1,350	1,337,555
4.63%, 05/15/44	5,330	5,126,794
4.63%, 11/15/44	4,336	4,159,172
4.63%, 11/15/45	3,620	3,459,928
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 02/15/46	$4,421	$4,222,746
4.63%, 05/15/54	5,857	5,522,053
4.63%, 02/15/55	6,314	5,954,891
4.63%, 11/15/55	6,397	6,039,168
4.75%, 02/15/41	270	269,156
4.75%, 11/15/43	5,448	5,335,635
4.75%, 02/15/45	5,008	4,876,540
4.75%, 11/15/53	5,228	5,022,964
4.75%, 05/15/55	6,901	6,643,291
4.75%, 08/15/55	6,980	6,721,521
4.75%, 02/15/56	6,860	6,613,662
4.88%, 08/15/45	4,198	4,146,181
5.00%, 05/15/45	4,377	4,394,782
5.00%, 05/15/56	780	782,437
		269,190,797
Total U.S. Government & Agency Obligations — 45.7% (Cost: $319,714,366)		270,399,957
Total Long-Term Investments — 98.2% (Cost: $662,447,993)		580,903,234
	Shares
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(j)(k)(l)	11,433,183	11,433,183
Total Short-Term Securities — 1.9% (Cost: $11,433,182)		11,433,183
Total Investments — 100.1% (Cost: $673,881,175)		592,336,417
Liabilities in Excess of Other Assets — (0.1)%		(693,750)
Net Assets — 100.0%		$591,642,667

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 10+ Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,059,810	$1,373,373 (a)	$—	$—	$—	$11,433,183	11,433,183	$46,641 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$109,263	$—	$109,263
Corporate Bonds & Notes	—	259,480,350	—	259,480,350
Foreign Government Obligations	—	41,680,019	—	41,680,019
Municipal Debt Obligations	—	9,233,645	—	9,233,645
U.S. Government & Agency Obligations	—	270,399,957	—	270,399,957
Short-Term Securities
Money Market Funds	11,433,183	—	—	11,433,183
	$11,433,183	$580,903,234	$—	$592,336,417

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate